UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23159

(Investment Company Act file number)

Griffin Institutional Access Credit Fund

(Exact name of registrant as specified in charter)

Griffin Capital Plaza

1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices)

(310) 469.6100

(Registrant's telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

Terminus 200

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: December 31

Date of reporting period: January 1 - June 30, 2020

Item 1. Reports to Stockholders.

GRIFFIN CAPITAL

JUNE 30, 2020

Griffin Institutional Access® Credit Fund

Semi-Annual Report

ELECTRONIC REPORTS DISCLOSURE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.griffincapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call the Fund toll-free at 1-888-926-2688 or submit a signed letter of instruction requesting paper reports to Griffin Institutional Access Credit Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you invest directly with the Fund, by enrolling at www.griffincapital.com.

Table of Contents

Shareholder Letter	2
Portfolio Update	10
Consolidated Schedule of Investments	12
Consolidated Statement of Assets and Liabilities	36
Consolidated Statement of Operations	38
Consolidated Statements of Changes in Net Assets	39
Consolidated Statement of Cash Flows	41
Consolidated Financial Highlights	42
Notes to Consolidated Financial Statements	47
Dividend Reinvestment Policy	62
Approval of Investment Advisor and Sub-Advisor Agreements	63
Additional Information	66
Service Providers	67
Privacy Notice	68

Dear Fellow Shareholders,

We are pleased to present the semi-annual report for Griffin Institutional Access® Credit Fund (the "Fund"). We greatly appreciate the support of our shareholders and will remain true to our stated investment objective of generating a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.

We believe the Fund’s sub-adviser—BCSF Advisors, LP, an affiliate of Bain Capital Credit, LP—has continued to construct a well-diversified alternative credit portfolio. The portfolio composition is ultimately determined through both quantitative and qualitative fundamental analysis to determine the optimal mix of securities across global markets with the potential to deliver attractive risk-adjusted returns for investors.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 2020

Floating Rate Assets[1]: 70.33%	Fixed Rate Assets[1]: 29.67%

Sector Analysis[2]	Asset Type[2]

Investment Performance and Positioning

Markets rebounded in the second quarter of 2020 despite the economic challenges and uncertainty created by the COVID-19 pandemic. Investors appear to have found solace in the substantial fiscal and monetary support, expectations for reopenings, and potential development of an effective vaccine. The Fund generated strong returns during the second quarter of 2020, gaining 10.68%4 and outperforming the S&P LSTA Leveraged Loan Index ("LSTA") and the ICE Bank of America Merrill Lynch US High Yield Index ("BAML") returns of 9.70% and 9.61%, respectively. The Fund’s positive absolute performance was generated from all sectors within the portfolio. Importantly, we started to see several of the portfolio themes play out in May and June, particularly the allocations to collateralized loan obligation (CLO) debt and B-rated credit. After lagging in the early Q2 rebound, CLO mezzanine debt recovered in May and June, markedly outperforming the LSTA and BAML indices. Over the last several quarters, we have been actively trading the Fund’s CLO exposure and, in March and April, this activity increased as we were identifying, what we felt, were undervalued opportunities across the ratings spectrum. Our active management across the sector and the subsequent rally in CLO debt was a major contributor to returns during Q2. In addition, we also saw lower-rated credits outpace BB-rated credits in May and June, reversing a consistent trend that existed for most of the year. The Fund held a large allocation to quality B-rated loans and bonds, which we felt were undervalued, especially following the selloff in March, and offered high potential upside. Many of these names, and some within the CCC portion of the portfolio, received strong bids towards the end of Q2, contributing positively to the Fund’s returns. Other contributors to performance were the Fund’s CLO equity positions and BB-rated debt, and currency hedges, while the Fund’s total return swaps were detractors to overall performance during the period.

From an asset class perspective, the Fund’s trading activity skewed towards high-yield bonds during Q2 and year-to-date. The Fund continues to hold a large allocation to leveraged loans with limited exposure to BB-rated companies and other ratings segments. Drawing on our fundamental research, we selectively invested in loans and bonds of companies at attractive pricing with some exposure to the impact of the pandemic, but generally in situations where such investments are senior. We believe these investments are well covered and each respective business has ample liquidity to survive an extended downturn. Within structured credit, the Fund holds a mix of CLO mezzanine debt and equity. As shared in our last update, the Fund added investment grade CLO tranches, which sold off to historically low levels in March and April. We trimmed some of that exposure as the high rated debt tranches were the quickest to recover. We continue to maintain a positive view of the CLO market on an absolute and relative basis, and believe it offers attractive potential upside for the Fund. Lastly, the Fund’s private credit allocation remains stable and, importantly, has exhibited many of the positive attributes we expect of this asset class. Origination within middle-market direct lending came to a virtual standstill in March and April, and only recently have we seen new activity in the space. We anticipate attractive opportunities moving forward as transaction activity normalizes. Given the Fund’s strong liquidity profile, we believe the Fund is well positioned to take advantage of this dynamic.

Past performance is not a guarantee of future results. Fund performance reflects the reinvestment of dividends and other distributions and reflects applicable Fund fees and other expenses. Performance reflects the Fund’s Class I share (NASDAQ: CRDIX). Investors of the Class I share do not pay a front-end sales charge/load.

Market Overview and Outlook5

Following the steep market downturn in the first quarter, equity and credit markets rebounded strongly in Q2. The S&P 500 returned over 20% in Q2, marking the strongest quarter for the index since 1998. Credit sectors also performed well in Q2, with the LSTA and BAML returning 9.70% and 9.61%, respectively, both of which were the fourth strongest quarters on record. Despite both credit and equity posting impressive returns in Q2, returns for these markets were negative for the first half of 2020. Spreads in the leveraged loan and high-yield bond markets broadly compressed during Q2, bringing the LSTA to 696 bps and BAML to 647 bps as of June 30, 2020. After trailing high-quality credits during the initial rally, lower rated loans and bonds outperformed in May and June. Notwithstanding the recovery, lower rated loans and bonds still trail higher quality loans and bonds for the year. By industry, Energy led performance for both leveraged loans and bonds in Q2, as commodities rallied from multi-year lows during the period. In addition, some of the most COVID-sensitive sectors, such as Gaming & Leisure and Consumer Cyclical, also received strong bids in Q2. However, industries, such as those tied to travel, trailed during Q2 as travel remains one of the slowest sectors to recover.

As we look forward, we believe it is important to understand the nature of the recovery thus far. First, spreads in loans and bonds today remain well wide of historical averages. Second, the assets which have rebounded the most since the drawdown in March are generally the highest quality companies or those with less sensitivity to COVID-19. We believe there remains a large population of good companies that are still priced at attractive discounts. Lastly, despite the recovery we saw in Q2, volatility is likely to remain elevated in the coming months, which we believe will present more attractive entry points and trading opportunities in liquid credit assets. For these reasons, we continue to believe now is an ideal time to invest in credit. The Fund has performed well during the recovery and we believe there remains upside in the portfolio across corporate and structured credit holdings.

Thank you for your investment in and continued support of Griffin Institutional Access Credit Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE

President, Griffin Capital Asset Management Company, LLC

Founding Partner, Griffin Institutional Access Credit Fund

Griffin Institutional Access Credit Fund (the "Fund") is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no secondary market for the Fund’s shares and none is expected to develop.

Industry Diversification2, 6

Geography2

FUND SUB-ADVISER (UNAUDITED)

BCSF Advisors, LP

Griffin Institutional Access Credit Fund is sub-advised by BCSF Advisors, LP, an SEC-registered investment adviser and affiliate of Bain Capital Credit, LP.

Bain Capital Credit, LP provides ongoing research, opinions and recommendations regarding the Fund’s investment portfolio. Bain Capital Credit was formed in 1998 as the credit investing arm of Bain Capital, one of the world’s premier alternative investment firms, with approximately $100 billion in assets under management7. Bain Capital Credit invests across the full spectrum of credit strategies, including leveraged loans, high-yield bonds, distressed debt, direct lending, structured products, non-performing loans and equities. With offices in Boston, Chicago, New York, London, Dublin, Madrid, Hong Kong, Guangzhou, Seoul, Mumbai8, Melbourne and Sydney, Bain Capital Credit has a global footprint with approximately $40 billion9 in assets under management.

ENDNOTES

1.	Based on the Fund’s total market value exposure to debt securities including exposure to debt securities gained through the Fund’s use of total return swaps.

2.	Based on the Fund’s total market value exposure including exposure gained through the Fund’s use of total return swaps.

3.	The Fund executes its direct lending strategy by investing primarily in middle market opportunities in which the Fund and Sub-Adviser generally seek to originate and negotiate loans directly to sponsor-backed companies.

4.	Data source: Morningstar Direct for the period of 4/1/20 - 6/30/20. Performance reflects the Fund’s Class I share (NASDAQ: CRDIX). As of 6/30/20, CRDIX had an annualized return of 2.43% since Fund inception and a one-year return of -4.37%. The S&P LSTA Leveraged Loan Index had an annualized return of 2.15% since Fund inception and a one-year return of -1.99%. The ICE Bank of America Merrill Lynch US High Yield Index had an annualized return of 3.39% since Fund inception and a one-year return of -1.10%.

5.	Data as of June 30, 2020. Source: J.P. Morgan, unless otherwise noted. Performance represents ICE Bank of America Merrill Lynch US High Yield Index (“BAML”) for bonds and S&P/LSTA Leveraged Loan Index (“LSTA”) for loans.

6.	Based on Moody’s 35 Industry Categories (“Moody’s 35”).

7.	Firm-level assets under management (AUM) for Bain Capital is estimated and is presented as of March 31, 2020.

8.	Individuals in the Mumbai office are employed by IndiaRF, a joint venture between Bain Capital Credit, LP and Piramal Enterprises Ltd.

9.	AUM estimated as of April 1, 2020. Bain Capital Credit’s assets under management includes its subsidiaries and credit vehicles managed by its Alternative Investment Fund Managers (AIFM) affiliate.

GLOSSARY (UNAUDITED)

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

Bond Rating: A method of evaluating the quality and safety of a bond. This rating is based on an examination of the issuer’s financial strength and the likelihood that it will be able to meet scheduled repayments. Ratings range from AAA (best) to D (worst). Bonds receiving a rating of BB or below are not considered investment grade because of the relative potential for issuer default.

Collateralized Loan Obligation (CLO): A security backed by a pool of commercial or personal loans, structured so there are several classes of bondholders with varying maturities and equity holders, called tranches.

CLO Equity: A tranche in the CLO structure with ownership interest.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

High-Yield Bond: A bond issued by an issuer that is considered a credit risk by a Nationally Recognized Statistical Rating Organization, as indicated by a low bond rating (e.g., “Ba” or lower by Moody’s Investors Services, or “BB” or below by Standard & Poor’s Corporation). Because of this risk, a high-yield bond generally pays a higher return (yield) than a bond with an issuer that carries lower default risk. Also known as a “junk” bond.

ICE Bank of America Merrill Lynch US High Yield Index: Tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Mezzanine Tranche: Debt tranche that is positioned between the senior and subordinated tranches.

S&P 500: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

S&P/LSTA Leveraged Loan Index (LSTA): A daily total return index that uses mark-to-market pricing to calculate market value change. It tracks, on a real-time basis, the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the LSTA represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

IMPORTANT DISCLOSURES (UNAUDITED)

This is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Griffin Institutional Access Credit Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by contacting your financial advisor or visiting www.griffincapital.com. Please read the prospectus carefully before investing.

All Morningstar calculations and metrics are based on monthly data. Performance reflects management fees and other expenses. Performance uses the Class I share (NASDAQ: CRDIX) of Griffin Institutional Access Credit Fund. Investors of the Class I share do not pay a front-end sales charge/load.

Past performance is not a guarantee of future results. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.griffincapital.com or by calling 888.926.2688.

The Fund is a closed-end interval fund, the shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions.

The Fund’s inception date was April 3, 2017. Per the Fund’s prospectus dated April 30, 2020, the total annual expense ratio (after fee waiver and reimbursement) is 2.36% for Class I shares. Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The Adviser and Fund have entered into an expense limitation agreement until at least April 30, 2021 under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.35% for Class I shares, subject to possible recoupment from the Fund in future years. Separate of the expense limitation agreement, commencing on August 26, 2019, the Adviser voluntarily absorbs Fund expenses in excess of 1.25% and will continue to bear such expenses on a going forward basis in its discretion and is under no obligation to continue to do so for any specified period of time. Prior to August 26, 2019 and since the commencement of the operations of the Fund, the Adviser has borne all of the operating expenses of the Fund and waived its entire management fee. Without the waiver the expenses would have been higher. Fund returns would have been lower had expenses, such as management fees, not been waived during the period. The Fund return does not reflect the deduction of all fees, including third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for brokerage services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Foreign investing involves special risks such as currency fluctuations and political uncertainty. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and pricing risk (i.e., derivatives may be difficult to value). Derivatives may also be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy). Investing in derivatives could substantially increase the impact of adverse price movements on the Fund’s portfolio. Derivatives are also subject to non-correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. It may not be possible for the Fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses. These investments give the Fund investment exposure that is greater than the investment amount. There is no guarantee that the Fund’s leverage strategy will be successful.

The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of voluntary expense support provided by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. Fund distributions would have been lower had expenses, such as management fees, not been waived during the period and the Adviser is under no obligation to continue its voluntary expense support for any specified period of time. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund’s distribution policy is to make quarterly distributions to shareholders. The Fund intends to distribute as of the last business day of each quarter. The Fund intends to declare and pay distributions from its net investment income, however, the amount of distributions that the Fund may pay, if any, is uncertain. Shareholders should not assume that the source of a distribution from the Fund is net profit. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment) and not a return of net profit. The sources of distributions may vary periodically. Please refer to the Fund’s most recent Section 19(a) notice, if applicable, at www.griffincapital.com or the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) for the sources of distributions.

The Fund is advised by Griffin Capital Credit Advisor, LLC (“GCCA”). GCCA is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). GCCA is an indirect majority-owned subsidiary of Griffin Capital Company, LLC. The Fund is sub-advised by BCSF Advisors, LP (“BCSF”). BCSF is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. BCSF is an affiliate of Bain Capital Credit, LP. Registration with the SEC does not constitute an endorsement by the SEC nor does it imply a certain level of skill or training.

This annual report may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue,” or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to: uncertainties relating to changes in general economic, credit and real estate conditions; uncertainties relating to the implementation of our investment strategy; uncertainties relating to capital proceeds; and other risk factors as outlined in our prospectus, annual report and semi-annual report filed with the SEC.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. This material represents views as of the date of this publication and is subject to change without notice of any kind. Griffin Capital does not accept any liability for losses either direct or consequential caused by the use of this information.

Griffin Institutional Access Credit Fund	Portfolio Update

June 30, 2020 (Unaudited)

Performance (for the period ended June 30, 2020)

	6 Month	1 Year	3 Year	Since Inception****	Inception
Griffin Institutional Access Credit Fund - A - With Load*	-12.90%	-10.01%	0.22%	0.58%	4/3/17
Griffin Institutional Access Credit Fund - A - Without Load	-7.58%	-4.52%	2.22%	2.44%	4/3/17
Griffin Institutional Access Credit Fund - C - With Load**	-8.58%	-5.52%	2.22%	2.44%	4/3/17
Griffin Institutional Access Credit Fund - C - Without Load	-7.58%	-4.52%	2.22%	2.44%	4/3/17
Griffin Institutional Access Credit Fund - I - NAV	-7.58%	-4.52%	2.22%	2.44%	4/3/17
Griffin Institutional Access Credit Fund - L - With Load***	-11.53%	-8.62%	N/A	0.34%	9/5/17
Griffin Institutional Access Credit Fund - L - Without Load	-7.62%	-4.55%	N/A	1.90%	9/5/17
Griffin Institutional Access Credit Fund - F - NAV	-7.63%	-4.57%	N/A	1.78%	9/25/17
S&P/LSTA Leveraged Loan Index	-4.61%	-1.99%	2.07%	2.14%	4/3/17

*	Adjusted for initial maximum sales charge of 5.75%.
**	Adjusted for contingent deferred sales charge of 1.00%.
***	Adjusted for initial maximum sales charge of 4.25%
****	Annualized

The S&P/LSTA Leveraged Loan Index is a capitalization-weighted syndicated loan index based upon market weightings, spreads and interest payments. The S&P/LSTA Leveraged Loan Index covers the U.S. market back to 1997 and currently calculates on a daily basis.

Indexes are not actively managed and do not reflect deduction of fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-888-926-2688 or by visiting www.griffincapital.com.

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price and Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. Class C, Class I and Class F shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least through April 30, 2021, so that the total annual operating expenses of the Fund do not exceed 2.60% per annum of Class A average daily net assets, 3.35% per annum of Class C average daily net assets, 2.35% per annum of Class I average daily net assets, 2.85% per annum of Class L average daily net assets and 1.85% per annum of Class F average daily net assets (the “Expense Limitations”). The agreement can be extended at the discretion of the Adviser and the Trustees. Without the waiver, the expenses would be 2.98%, 3.74%, 2.73%, 3.20%, and 2.71% for Class A, Class C, Class I, Class L and Class F, respectively per the Fund’s most recent prospectus. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date such expenses were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitations in place at the time of waiver or at the time of reimbursement to be exceeded. Fees waived and Fund expenses paid or absorbed with respect to Class F assets will not be repaid or reimbursed. Separate of the expense limitation agreement, commencing on August 26, 2019, the Adviser voluntarily absorbs Fund expenses in excess of 1.25% and will continue to bear such expenses on a going forward basis in its discretion and is under no obligation to continue to do so for any specified period of time. Prior to August 26, 2019 and since the commencement of the operations of the Fund, the Adviser has borne all of the operating expenses of the Fund and waived its entire management fee. Operating expenses absorbed by the Adviser during this voluntary period will be permanently waived. In the absence of the election by the Adviser to bear all of the Fund’s operating expenses, the performance of the Fund would have been reduced. Please review the Fund’s Prospectus for more details regarding the Fund’s fees and expenses. No assurances can be given that the Fund will pay a distribution in the future; or, if any such distribution is paid, the amount or rate of the distribution.

10	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Portfolio Update

June 30, 2020 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended June 30, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | June 30, 2020	11

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BANK LOANS (47.61%)(b)

AEROSPACE & DEFENSE (4.39%)
Air Comm Corp. LLC Term Loan(c)	United States	3M US L + 6.50%	7.50%	07/01/25	$1,697,533	$1,659,339
Bleriot US Bidco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.50%	8.81%	10/29/27	198,113	177,972
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan	United States	3M US L + 3.50%	3.81%	04/06/26	498,010	428,911
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan	United States	3M US L + 3.50%	3.81%	04/06/26	267,749	230,599
Excelitas Technologies Corp., First Lien Initial Euro Term Loan	United States	3M EUR L + 3.50%	3.50%	12/02/24	€22,254	23,877
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 4.25%	5.32%	10/09/25	$690,590	536,934
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 8.25%	9.32%	10/09/26	310,000	228,241
Jazz Acquisition, Inc., Second Lien Initial Term Loan	United States	1M US L + 8.00%	8.18%	06/18/27	1,058,702	719,917
Kellstrom Commercial Aerospace, Inc. - Initial Term Loan(c)	United States	3M US L + 5.50%	6.95%	07/01/25	2,295,069	2,180,316
Kellstrom Commercial Aerospace, Inc. - Revolver(c)(d)	United States	3M US L + 5.50%	6.50%	07/01/25	433,577	411,898
Nordam Group LLC, First Lien Initial Term Loan(c)	United States	1M US L + 5.50%	5.75%	04/09/26	1,117,134	860,193
Novaria Holdings LLC, First Lien Initial Term Loan(c)	United States	3M US L + 5.50%	6.50%	01/27/27	539,277	485,349
PICP Project Sprint LP Bridge Loan(c)(e)	United States	3M US L + 16.00%	16.00%	06/30/21	700,000	686,000
Sprint Intermediate Holding I Term Loan(c)(e)(f)	United States		16.00%	06/30/26	2,100,000	2,037,000
Turbocombustor Technology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	5.50%	12/02/20	1,795,468	1,652,728
Wheels Up Partners LLC, First Lien Class A Notes Term Loan(c)	United States	3M US L + 6.50%	7.50%	03/01/24	283,239	277,574
Whitcraft LLC, First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.00%	04/03/23	3,533,666	3,436,490
Whitcraft LLC, First Lien Revolving Term Loan(c)(d)	United States	3M US L + 5.00%	8.25%	04/03/23	158,575	154,214
WP CPP Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 3.75%	4.75%	04/30/25	1,257,269	1,094,823
WP CPP Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 7.75%	8.75%	04/30/26	623,597	470,816
						17,753,191
AUTOMOTIVE (2.39%)
Commercial Vehicle Group, Inc., First Lien Initial Term Loan(e)	United States	1M US L + 10.50%	11.50%	04/12/23	234,247	211,993
CST Buyer Co., First Lien Tranche B Term Loan(c)	United States	3M US L + 5.25%	6.32%	10/03/25	4,978,860	4,941,518
CST Buyer Co., Revolving Credit Facility Term Loan(c)(d)	United States	6M US L + 5.25%	6.32%	10/03/25	233,472	231,721
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	United States	3M US L + 3.25%	3.56%	03/20/25	1,530,867	1,385,917
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan	United States	3M US L + 2.75%	3.75%	08/18/21	919,967	836,724

See Notes to Consolidated Financial Statements.

12	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
AUTOMOTIVE (continued)
Project Boost Purchaser LLC, First Lien Term Loan	United States	1M US L + 3.50%	3.68%	06/01/26		$401,960	$384,501
Project Boost Purchaser LLC, Second Lien Term Loan(c)	United States	1M US L + 8.00%	8.18%	05/31/27		448,768	374,721
Winter Park Intermediate, Inc., First Lien Initial Term Loan(g)	United States	3M US L + 4.75%	5.46%	04/04/25		1,417,754	1,305,815
							9,672,910
BANKING (0.06%)
TNS, Inc., First Lien Initial Term Loan	United States	1M US L + 4.00%	4.18%	08/14/22		242,179	234,308

BEVERAGE, FOOD, & TOBACCO (1.70%)
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	United States	3M US L + 3.25%	3.56%	07/23/21		218,363	200,672
Carrols Restaurant Group, Inc., First Lien Incremental B Term Loan(c)(g)	United States	L + 6.25%		04/30/26		2,000,000	1,920,000
Carrols Restaurant Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	3.48%	04/30/26		699,408	631,216
Froneri International, Ltd., First Lien Facility B1 Term Loan	United Kingdom	3M EUR L + 2.63%	2.63%	01/29/27		€650,024	705,560
Froneri International, Ltd., First Lien Facility B2 Term Loan	United Kingdom	1M US L + 2.25%	2.43%	01/29/27		$363,966	343,268
H-Food Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 3.00%	3.87%	05/23/25		790,766	755,593
K-Mac Holdings Corp., Second Lien Initial Term Loan	United States	1M US L + 6.75%	6.93%	03/16/26		1,002,890	909,706
NPC International, Inc., Second Lien Initial Term Loan(h)	United States	PRIME + 7.50%	8.50%	04/18/25		250,000	8,125
Quidditch Acquisition, Inc., First Lien B Term Loan	United States	3M US L + 7.00%	7.31%	03/21/25		1,569,692	1,402,261
							6,876,401
CAPITAL EQUIPMENT (4.60%)
10945048 Canada, Inc., Second Lien Term Loan(c)	Canada	3M CDOR + 8.25%	9.00%	09/21/26	CAD	3,020,000	2,124,411
ACProducts, Inc., First Lien Initial Term Loan(g)	United States	L + 6.50%		08/18/25		$1,255,000	1,234,217
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan	United States	3M EUR L + 3.75%	3.75%	12/12/25		€615,277	599,668
ASP Unifrax Holdings, Inc., First Lien USD Term Loan	United States	3M US L + 3.75%	4.82%	12/12/25		$741,180	622,451
ASP Unifrax Holdings, Inc., Second Lien Term Loan	United States	3M US L + 8.50%	8.81%	12/14/26		917,431	746,560
Avaya, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.25%	4.43%	12/15/24		69,227	64,139
Blackbird Purchaser, Inc., Second Lien Incremental Term Loan(c)	United States	3M US L + 8.50%	8.81%	04/08/27		1,418,860	1,333,729
C&D Technologies, Inc., First Lien B Term Loan	United States	1M US L + 5.75%	5.93%	12/20/25		1,722,053	1,416,389
Cohu, Inc., First Lien Initial B Term Loan(c)	United States	1M US L + 3.00%	3.18%	10/01/25		376,003	357,203
Crosby Group LLC, First Lien Initial Term Loan	United States	1M US L + 4.75%	4.94%	06/26/26		407,615	379,420
Cyxtera DC Holdings, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.00%	05/01/24		690,123	530,460
Engineered Controls Intl, LLC Term Loan(c)	United States	3M US L + 7.00%	8.50%	11/05/24		4,173,603	4,058,829

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	13

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
CAPITAL EQUIPMENT (continued)
Erpe Bidco, Ltd., First Lien Facility B EUR Term Loan	United Kingdom	3M EUR L + 4.00%	4.00%	10/04/24		€1,536,058	$900,412
Ohio Transmission Corporation, Term Loan(c)	United States	3M US L + 8.50%	8.81%	04/09/27		$1,961,592	1,843,896
Rackspace Hosting, Inc., First Lien B Term Loan	United States	3M US L + 3.00%	4.00%	11/03/23		946,540	906,132
Shape Technologies Group, Inc., First Lien Initial Term Loan(g)	United States	3M US L + 3.00%	4.04%	04/21/25		522,669	411,165
WireCo WorldGroup, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	6.07%	09/29/23		651,056	540,666
WireCo WorldGroup, Inc., Second Lien Initial Term Loan(c)	United States	3M US L + 9.00%	10.07%	09/30/24		750,000	573,750
							18,643,497
CHEMICALS, PLASTICS, & RUBBER (0.95%)
AI PLEX AcquiCo GmbH, First Lien Facility B Term Loan	United States	6M US L + 5.00%	6.78%	07/31/26		480,373	427,130
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan	United States	3M US L + 5.25%	6.25%	08/27/26		1,955,001	1,924,054
ASK Chemicals GmbH, First Lien Facility B Term Loan	Germany	6M EUR L + 5.50%	5.50%	05/12/23		€1,000,000	797,681
Nouryon Finance B.V., First Lien Initial Dollar Term Loan	Netherlands	1M US L + 3.00%	3.19%	10/01/25		$580,235	546,871
Plaskolite PPC Intermediate II LLC, First Lien Initial Term Loan	United States	2M US L + 4.25%	5.25%	12/15/25		139,806	134,389
							3,830,125
CONSTRUCTION & BUILDING (0.45%)
Crown Subsea Communications Holding, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 6.00%	6.17%	11/02/25		112,214	109,409
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 5.00%	6.00%	11/28/21		1,844,521	1,694,653
							1,804,062
CONSUMER GOODS: DURABLE (1.72%)
Auris Luxembourg III SARL, First Lien Facility B1A Term Loan	Denmark	6M EUR L + 4.00%	4.00%	02/27/26		€795,720	823,487
New Milani Group LLC, First Lien Term Loan(c)	United States	3M US L + 2.50%	3.50%	06/06/24		$786,000	754,560
TGG TS Acquisition Co., First Lien B Term Loan	United States	1M US L + 6.50%	6.68%	12/14/25		496,601	470,529
TLC Purchaser, Inc. Delayed Draw Term Loan(c)(d)	United States	L + 4.75%		10/11/25		623,197	596,711
TLC Purchaser, Inc. Revolver Loan(c)(d)	United States	L + 4.75%		10/11/25		778,763	745,665
TLC Purchaser, Inc. Term Loan B(c)	United States	3M US L + 5.75%	6.75%	10/11/25		3,728,528	3,570,066
							6,961,018
CONSUMER GOODS: NON-DURABLE (0.58%)
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	Canada	2M US L + 4.00%	5.00%	05/15/23		1,233,049	1,178,258
Zeppelin Bidco Pty Limited(c)	Australia	3M BBSW + 5.00%	5.20%	06/28/24	AUD	1,804,348	1,176,692
							2,354,950
CONTAINERS, PACKAGING, & GLASS (0.87%)
Ball Metalpack Finco LLC, First Lien Initial Term Loan	United States	3M US L + 4.50%	4.86%	07/31/25		$402,331	373,413

See Notes to Consolidated Financial Statements.

14	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONTAINERS, PACKAGING, & GLASS (continued)
BWay Holding Co., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.56%	04/03/24	$574,549	$519,967
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan	United States	3M US L + 3.25%	4.68%	06/29/25	261,616	247,173
Flex Acquisition Co., Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.43%	12/29/23	551,968	529,001
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	5.08%	06/30/23	650,758	639,097
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.75%	9.83%	07/01/24	512,500	503,531
Pro Mach Group, Inc., First Lien Initial Term Loan	United States	1M US L + 2.75%	2.93%	03/07/25	458,257	431,408
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan	United States	3M US L + 3.00%	4.07%	10/17/24	300,025	287,149
						3,530,739
ENERGY: ELECTRICITY (0.45%)
Infinite Electronics International, Inc., First Lien B-2 Term Loan(c)	United States	1M US L + 4.00%	4.18%	07/02/25	1,644,208	1,586,660
Infinite Electronics International, Inc., Second Lien B-1 Term Loan(c)	United States	1M US L + 8.00%	8.18%	07/02/26	240,000	230,400
						1,817,060
ENERGY: OIL & GAS (0.89%)
AMH Litigation Trust Initial Loan(c)	United States			06/06/25	1,044	1,044
BlackBrush Oil & Gas LP, First Lien Closing Date Term Loan(h)	United States	3M US L + 10.00%	11.89%	02/09/24	2,151,724	1,560,000
California Resources Corp., First Lien Term Loan(h)	United States	3M US L + 10.375%	11.38%	12/31/21	647,730	38,323
Lower Cadence Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	4.18%	05/22/26	899,167	804,755
Ultra Resources, Inc., First Lien (DIP) Term Loan(c)(d)	United States	2M US L + 4.00%	5.00%	11/19/20	54,116	54,387
Ultra Resources, Inc., First Lien Term Loan(e)	United States	3M US L + 4.00%	6.25%	04/12/24	1,673,259	1,133,632
						3,592,141
FIRE: FINANCE (0.39%)
Advisor Group Holdings, Inc., First Lien Initial B Term Loan	United States	1M US L + 5.00%	5.18%	07/31/26	1,687,788	1,573,441

FIRE: INSURANCE (0.30%)
Ivy Finco Limited, Facility B Term Loan(c)	Jersey	3M GBP L + 5.00%	5.75%	05/19/25	£451,074	546,348
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)(c)(d)	Jersey	6M GBP L + 5.50%	6.23%	05/19/25	442,316	535,740
Tempo Acquisition LLC, First Lien Initial Term Loan	United States	1M US L + 2.75%	2.93%	05/01/24	$136,714	130,306
						1,212,394
FIRE: REAL ESTATE (0.30%)
Apollo Commercial Real Estate Finance, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 2.75%	2.93%	05/15/26	370,990	343,165
Blackstone Mortgage Trust, Inc., First Lien 2019 New Term Loan	United States	1M US L + 2.25%	2.43%	04/23/26	232,457	219,091
Strand Court Limited, Facility A Tranche 4(c)	United Kingdom	6M EUR L + 6.75%	7.25%	02/13/23	€340,216	372,675

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	15

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
FIRE: REAL ESTATE (continued)
Strand Court Limited, Facility A Tranche 5(c)	United Kingdom	6M EUR L + 6.75%	6.75%	02/13/23	€240,148	$263,060
						1,197,991
FOREST PRODUCTS & PAPER (0.13%)
Solenis Holdings LLC, First Lien Initial Dollar Term Loan	United States	3M US L + 4.00%	4.36%	06/26/25	$14,769	14,246
Solenis Holdings LLC, Second Lien Initial Dollar Term Loan	United States	3M US L + 8.50%	8.86%	06/26/26	604,384	528,691
						542,937
HEALTHCARE & PHARMACEUTICALS (4.85%)
AEA Holdings SARL(c)(e)	Luxembourg	6M US L + 9.25%	10.25%	11/17/24	2,525,512	2,500,257
Amneal Pharmaceuticals LLC, First Lien Initial Term Loan(g)	United States	1M US L + 3.50%	3.69%	05/04/25	1,238,100	1,137,350
Athenahealth, Inc., First Lien B Term Loan	United States	3M US L + 4.50%	4.82%	02/11/26	2,089,111	2,031,661
BioClinica Holding I LP, First Lien Initial Term Loan	United States	1M US L + 4.00%	5.00%	10/20/23	571,084	538,247
Chip Holdco, Ltd., First Lien B Term Loan(c)	United Kingdom	6M US L + 5.00%	5.36%	07/11/25	961,318	932,478
Endo Luxembourg Finance Co. I SARL, First Lien Initial Term Loan(g)	United States	L + 4.25%		04/29/24	282,725	268,279
eResearchTechnology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	5.50%	02/04/27	1,257,920	1,236,221
Genesis Care Finance Pty, Ltd., First Lien Facility B4 Term Loan	United States	3M EUR L + 4.75%	4.75%	05/14/27	€561,618	607,313
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan	United States	2M US L + 5.00%	5.45%	05/14/27	$361,270	341,400
Golden State Buyer, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.75%	4.93%	06/21/26	2,651,785	2,585,491
Mendel Bidco, Inc., Term Loan(c)	United States	3M US L + 4.50%	4.78%	06/17/27	2,715,805	2,620,752
Mertus 522. GmbH, Acquisition/Capex Facility(c)	Germany	3M EUR L + 5.75%	5.75%	05/28/26	€467,970	515,246
Mertus 522. GmbH, Facility B(c)	Germany	6M EUR L + 5.75%	5.75%	05/28/26	800,751	881,647
National Mentor Holdings, Inc., First Lien Initial C Term Loan	United States	3M US L + 4.25%	4.43%	03/09/26	$29,422	28,502
National Mentor Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.79%	03/09/26	646,190	625,997
Parexel International Corp., First Lien Initial Term Loan	United States	1M US L + 2.75%	2.93%	09/27/24	765,511	727,955
Soursop, Ltd., Acquisition/Capex Facility(c)(d)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	€1,119,435	1,232,526
Soursop, Ltd., First Lien Term Loan(c)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	432,376	476,057
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.00%	06/23/24	$403,692	359,720
						19,647,099
HIGH TECH INDUSTRIES (6.88%)
AMI US Holdings Inc. Revolver Loan(c)(d)	United States	3M US L + 5.25%	6.39%	04/01/24	145,361	143,181
AMI US Holdings Inc. Term Loan(c)	United States	6M US L + 5.25%	6.34%	04/01/25	1,093,668	1,077,263
CB Nike Intermediateco Ltd. Closing Date Term Loan(c)	Israel	3M US L + 5.00%	6.00%	10/31/25	2,467,600	2,467,600
CB Nike Intermediateco Ltd. Revolver Loan(c)(d)	Israel	L + 0.50%		10/31/25	310,000	310,000
CMI Marketing, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.50%	5.50%	05/24/24	862,400	862,400

See Notes to Consolidated Financial Statements.

16	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HIGH TECH INDUSTRIES (continued)
CMI Marketing, Inc., First Lien Revolving Term Loan(c)(d)	United States	L + 4.50%		05/24/23	$120,000	$120,000
CornerStone OnDemand, Inc., First Lien Term Loan	United States	3M US L + 4.25%	5.35%	04/22/27	872,093	859,561
DCert Buyer, Inc., First Lien Initial Term Loan	United States	1M US L + 3.75%	4.18%	10/16/26	519,013	503,658
Drilling Info Holdings, Inc. Delayed Draw Term Loan(d)	United States	L + 2.00%		07/30/25	112,500	103,500
Drilling Info Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.43%	07/30/25	1,918,360	1,764,891
Electronics for Imaging, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 5.00%	5.18%	07/23/26	973,747	764,392
Electronics for Imaging, Inc., Second Lien Initial Term Loan(c)	United States	1M US L + 9.00%	9.18%	07/23/27	2,227,800	1,949,325
Everest Bidco SAS, First Lien Facility B Term Loan	France	3M EUR L + 3.50%	3.50%	07/04/25	€947,437	1,007,892
Everest Bidco SAS, Second Lien Term Loan(c)	France	3M GBP L + 7.50%	8.50%	07/03/26	£378,378	459,470
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 4.75%	5.14%	02/18/27	$293,485	289,816
LTI Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	3.68%	09/06/25	1,425,190	1,218,787
LTI Holdings, Inc., Second Lien Initial Term Loan	United States	1M US L + 6.75%	6.93%	09/06/26	275,478	195,314
MRI Software LLC, Delayed Draw Term Loan(c)(d)(e)	United States	L + 0.50%		02/10/26	160,613	160,212
MRI Software LLC, First Lien Closing Date Term Loan(c)(e)	United States	3M US L + 5.50%	6.57%	02/10/26	2,142,358	2,137,002
MRI Software LLC, First Lien Revolving Term Loan(c)(d)	United States	L + 0.50%		02/10/26	155,944	155,554
Plantronics, Inc., First Lien Initial B Term Loan(g)	United States	1M US L + 2.50%	2.80%	07/02/25	127,983	117,197
Ultimate Software Group, Inc., First Lien 2020 Incremental Term Loan(g)	United States	L + 4.00%		05/04/26	499,681	494,647
Ultimate Software Group, Inc., First Lien Initial Term Loan(g)	United States	L + 3.75%		05/04/26	844,480	820,344
Utimaco Management GMBH(c)	Germany	6M EUR L + 4.50%	4.50%	08/09/27	€2,786,275	3,083,409
Vital Holdco Limited, Facility B1(c)	United Kingdom	3M US L + 5.25%	6.25%	05/29/26	$2,946,432	2,887,503
Vital Holdco Limited, Facility B2(c)	United Kingdom	3M EUR L + 5.25%	5.25%	05/29/26	€659,780	726,434
Vungle, Inc., First Lien Initial Term Loan	United States	1M US L + 5.50%	5.68%	09/30/26	$762,779	747,523
Zywave, Inc.(c)	United States	3M US L + 5.00%	6.00%	11/17/22	2,438,051	2,419,765
						27,846,640
HOTEL, GAMING, & LEISURE (0.83%)
Aristocrat Leisure, Ltd., First Lien Initial Term Loan	Australia	3M US L + 3.75%	4.75%	10/19/24	267,794	266,288
Compass III, Ltd., First Lien Facility B2 Term Loan	Netherlands	6M EUR L + 4.50%	4.50%	05/09/25	€671,493	670,678
HNVR Holdco, Ltd., First Lien Facility C Term Loan	United Kingdom	6M EUR L + 4.50%	4.50%	09/12/25	1,353,619	1,223,691
HURTIGRUTEN GROUP AS, First Lien Term Loan	Norway	6M EUR L + 4.75%	4.75%	06/11/23	953,443	1,002,899

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	17

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
HOTEL, GAMING, & LEISURE (continued)
IRB Holding Corp., First Lien 2020 Replacement B Term Loan	United States	3M US L + 2.75%	3.75%	02/05/25		$202,943	$188,122
							3,351,678
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.01%)
Catalina Marketing Corp., First Lien First-Out Term Loan	United States	1M US L + 7.50%	8.50%	02/15/23		15,522	9,365
Checkout Holding Corp., First Lien Term Loan(e)	United States	1M US L + 10.50%	11.50%	08/15/23		87,864	19,623
							28,988
MEDIA: BROADCASTING & SUBSCRIPTION (0.44%)
Tele Columbus AG, First Lien Facility A2 Term Loan	Germany	6M EUR L + 3.00%	3.00%	10/15/24		€217,689	224,395
WideOpenWest Finance LLC, First Lien Eighth Amendment B Term Loan	United States	1M US L + 3.25%	4.25%	08/18/23		$1,643,518	1,573,159
							1,797,554
MEDIA: DIVERSIFIED & PRODUCTION (2.14%)
9 Story Media Group Inc. CAD (first Out), First Lien Term Loan(c)	Canada	3M CDOR + 4.00%	5.00%	04/30/26	CAD	1,931,224	1,408,303
9 Story Media Group Inc. CAD (last Out), First Lien Term Loan(c)	Canada	3M CDOR + 7.00%	8.00%	04/30/26		12,524	8,856
9 Story Media Group Inc. Euro (first Out), First Lien Term Loan(c)	Canada	3M EUR L + 4.00%	4.00%	04/30/26		€775,569	862,634
9 Story Media Group Inc. Euro (last Out), First Lien Term Loan(c)	Canada	3M EUR L + 7.00%	7.00%	04/30/26		4,834	5,214
9 Story Media Group Inc. Revolver, First Lien Term Loan(c)(d)	Canada	CDOR + 0.50%		04/30/26	CAD	895,604	643,204
9 Story Media Group Inc. US (first Out), First Lien Term Loan(c)	Canada	3M US L + 4.00%	5.00%	04/30/26		$550,602	545,095
9 Story Media Group Inc. US (last Out), First Lien Term Loan(c)	Canada	3M US L + 7.00%	8.00%	04/30/26		3,640	3,495
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan	United Kingdom	3M US L + 2.25%	3.32%	02/28/25		506,879	385,094
Getty Images, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 5.00%	5.00%	02/19/26		€312,066	315,544
International Entertainment Investments, Ltd., First Lien C1 Term Loan(c)	United Kingdom	6M US L + 4.75%	5.27%	05/31/23		£619,048	736,377
International Entertainment Investments, Ltd., First Lien C2 Term Loan(c)	United Kingdom	6M US L + 4.75%	5.27%	05/31/23		380,952	453,155
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	United States	3M US L + 3.75%	4.57%	09/13/24		$492,415	476,355
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan	United States	3M US L + 7.50%	8.57%	09/15/25		393,373	376,657
National CineMedia LLC, First Lien Initial Term Loan(c)	United States	1M US L + 3.00%	4.00%	06/20/25		394,561	309,730
Recorded Books, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.44%	08/29/25		352,690	343,432
Technicolor S.A., First Lien Euro Term Loan	France	3M EUR L + 3.50%	3.50%	12/06/23		€1,836,556	1,045,443
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	United States	1M US L + 2.75%	2.93%	05/18/25		$928,159	764,404
							8,682,992

See Notes to Consolidated Financial Statements.

18	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
METALS & MINING (0.33%)
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	6.50%	08/28/26	$913,381	$811,201
Murray Energy Corp., Facility Term Loan	United States	1M US L + 11.00%	13.00%	07/30/20	877,521	494,703
Murray Energy Corp., First Lien Superpriority B-2 Term Loan(h)	United States	3M US L + 11.50%	11.50%	10/17/22	1,567,358	47,021
						1,352,925
RETAIL (0.71%)
Ascena Retail Group, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.50%	5.25%	08/21/22	1,456,070	506,989
Casino, Guichard-Perrachon S.A., First Lien Facility Term Loan	France	3M EUR L + 5.50%	5.50%	01/31/24	€1,339,120	1,478,165
Kirk Beauty One GmbH, First Lien Facility B1 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	86,242	79,452
Kirk Beauty One GmbH, First Lien Facility B2 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	24,198	22,293
Kirk Beauty One GmbH, First Lien Facility B3 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	77,165	71,090
Kirk Beauty One GmbH, First Lien Facility B4 Term Loan	France	6M EUR L + 3.50%	3.50%	08/12/22	50,869	46,864
Kirk Beauty One GmbH, First Lien Facility B5 Term Loan	France	6M EUR L + 3.50%	3.50%	08/12/22	9,292	8,560
Kirk Beauty One GmbH, First Lien Facility B6 Term Loan	Germany	6M EUR L + 3.50%	3.50%	08/12/22	37,779	34,804
Kirk Beauty One GmbH, First Lien Facility B7 Term Loan	Netherlands	6M EUR L + 3.50%	3.50%	08/12/22	27,528	25,360
Kirk Beauty One GmbH, First Lien Facility B8 Term Loan	Germany	6M EUR L + 3.25%	3.25%	08/12/22	216,743	198,766
MED ParentCo LP, First Lien Delayed Draw Term Loan(d)	United States	3M US L + 4.25%	4.50%	08/31/26	$75,580	68,886
MED ParentCo LP, First Lien Initial Term Loan	United States	3M US L + 4.25%	4.61%	08/31/26	301,625	274,910
Moran Foods, LLC, First Lien Term Loan(e)(h)	United States	3M US L + 6.00%	9.78%	12/05/23	131,133	14,425
Moran Foods, LLC, First Lien Term Loan (DIP), First Lien 2020 Term Loan(c)	United States	3M US L + 7.00%	7.00%	03/29/24	25,358	24,217
						2,854,781
SERVICES: BUSINESS (5.24%)
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 2.75%	2.93%	05/09/25	737,788	702,536
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan(c)	United States	3M US L + 4.25%	5.32%	07/10/25	161,712	120,071
AMCP Clean Acquisition Co. LLC, First Lien Term Loan(c)	United States	3M US L + 4.25%	5.32%	07/10/25	666,630	494,973
AqGen Ascensus, Inc., First Lien Replacement Term Loan	United States	3M US L + 4.00%	5.07%	12/05/22	829,242	810,932
Automate Intermediate Holdings II SARL(c)	Luxembourg	1M US L + 7.75%	7.93%	07/22/27	1,090,250	1,073,896
AVSC Holding Corp., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.25%	03/03/25	1,162,652	848,009
BBD Bidco, Ltd., First Lien B1 Term Loan	United Kingdom	3M GBP L + 4.75%	5.45%	11/06/26	£819,435	951,269
BBD Bidco, Ltd., Second Lien Facility B1 Term Loan	United Kingdom	3M GBP L + 8.25%	8.95%	09/06/27	1,445,511	1,589,625
Comet Bidco, Ltd., First Lien Facility B Term Loan	United Kingdom	6M GBP L + 5.00%	5.73%	09/30/24	469,565	478,560

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	19

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SERVICES: BUSINESS (continued)
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	United Kingdom	6M US L + 5.00%	6.00%	09/30/24	$854,642	$699,379
Hertz Corp., First Lien Tranche B-1 Term Loan(g)	United States	L + 2.75%		06/30/23	34,278	30,603
Inmar, Inc., Initial Term Loan	United States	3M US L + 4.00%	5.07%	05/01/24	519,218	474,436
Marnix SAS, First Lien Facility B (EUR) Term Loan	France	6M EUR L + 3.50%	3.50%	08/03/26	€464,705	506,378
Monotype Imaging Holdings, Inc., First Lien Term Loan	United States	3M US L + 5.50%	6.50%	10/09/26	$1,825,410	1,606,361
MPH Acquisition Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 2.75%	3.75%	06/07/23	560,000	534,022
Park Place Technologies LLC, Second Lien Initial Term Loan(c)	United States	3M US L + 8.00%	9.00%	03/29/26	276,817	261,592
Refine Intermediate, Inc. Facility B(c)	United States	1M US L + 4.75%	5.75%	03/03/27	1,915,751	1,867,857
Refine Intermediate, Inc. Revolving Facility(c)(g)	United States	3M GBP L + 4.75%	4.84%	09/03/26	467,256	455,575
Research Now Group, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	6.50%	12/20/24	1,164,896	1,081,717
Research Now Group, Inc., Second Lien Term Loan	United States	3M US L + 9.50%	10.50%	12/20/25	2,000,000	1,636,670
Salient CRGT, Inc., First Lien Initial Term Loan	United States	6M US L + 6.50%	7.57%	02/28/22	1,470,411	1,323,370
Sumup Holdings Luxembourg SARL, Facility A(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	€1,396,226	1,564,731
Sumup Holdings Luxembourg SARL, Facility B(c)	Luxembourg	3M EUR L + 8.00%	9.00%	08/01/24	1,483,491	1,662,527
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	United States	3M US L + 8.50%	9.57%	10/22/27	$456,140	444,737
						21,219,826
SERVICES: CONSUMER (1.99%)
Ancestry.com Operations, Inc., First Lien Extended Term Loan	United States	1M US L + 4.25%	4.43%	08/27/26	705,535	672,354
Dentalcorp Health Services ULC, First Lien Initial Term Loan	Canada	1M US L + 3.75%	4.75%	06/06/25	125,442	112,428
Kingpin Intermediate Holdings LLC, First Lien 2018 Refinancing Term Loan(g)	United States	L + 3.50%		07/03/24	377,160	325,615
Pathway Vet Alliance LLC, First Lien Initial Delayed Draw Term Loan Term Loan(g)	United States	L + 4.00%		03/31/27	50,833	49,499
Pathway Vet Alliance LLC, First Lien Initial Term Loan(g)	United States	L + 4.00%		03/31/27	625,470	609,051
Titan Acquisitionco New Zealand, Ltd., First Lien 2020 Refinancing Term Loan	United States	3M US L + 4.00%	4.31%	05/01/26	482,709	459,177
Trafalgar Bidco, Ltd., First Lien Term Loan(c)	United Kingdom	1M GBP L + 4.75%	4.84%	09/11/24	£1,502,760	1,792,236
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan(g)	United States	1M US L + 4.00%	4.18%	01/25/24	$1,230,227	837,323
WeddingWire, Inc., Second Lien Initial Dollar Term Loan(c)	United States	3M US L + 8.25%	8.56%	12/21/26	533,333	509,333
Weld North Education LLC, First Lien Initial Term Loan(c)	United States	3M US L + 4.25%	4.56%	02/15/25	520,180	509,776

See Notes to Consolidated Financial Statements.

20	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SERVICES: CONSUMER (continued)
West Corp., First Lien Incremental B-1 Term Loan	United States	3M US L + 3.50%	4.50%	10/10/24	$236,976	$199,949
West Corp., First Lien Initial B Term Loan	United States	3M US L + 4.00%	5.00%	10/10/24	1,199,954	1,031,625
Wink Holdco, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	4.00%	12/02/24	981,760	944,335
						8,052,701
TELECOMMUNICATIONS (2.33%)
Frontier Communications Corp., First Lien B-1 Term Loan	United States	3M US L + 3.75%	5.35%	06/15/24	1,807,355	1,767,656
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	United States	1M US L + 3.25%	3.43%	12/01/23	924,243	892,888
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	United States	1M US L + 2.75%	2.93%	05/31/25	908,074	675,857
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan(c)	United States	2M US L + 4.75%	5.75%	06/15/23	46,378	45,451
Horizon Telcom, Inc., First Lien Revolving Term Loan(c)	United States	3M US L + 4.75%	5.75%	06/15/23	5,793	5,677
Horizon Telcom, Inc., First Lien Term Loan(c)	United States	2M US L + 4.75%	5.75%	06/15/23	683,007	669,347
Intelsat Jackson Holdings S.A., First Lien DIP Term Loan(d)	Luxembourg	3M US L + 5.50%	6.50%	07/14/21	78,688	80,090
Intelsat Jackson Holdings S.A., First Lien Tranche B-3 Term Loan	Luxembourg	PRIME + 2.75%	8.00%	11/27/23	177,721	177,582
Intelsat Jackson Holdings S.A., First Lien Tranche B-5 Term Loan(f)	Luxembourg		8.63%	01/02/24	289,875	290,691
LOGIX Holding Co. LLC, First Lien Initial Term Loan(c)	United States	1M US L + 5.75%	6.75%	12/22/24	336,600	284,427
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan	United States	3M US L + 3.25%	4.25%	12/15/23	940,777	906,382
Masergy Holdings, Inc., Second Lien Initial Term Loan	United States	3M US L + 7.50%	8.56%	12/16/24	462,778	423,442
Masmovil Ibercom, S.A., First Lien Facility B Term Loan	Spain	6M EUR L + 2.63%	2.63%	05/07/26	€936,830	1,045,508
Matterhorn Telecom S.A., First Lien Facility B1 Term Loan	Luxembourg	3M EUR L + 2.88%	2.88%	09/15/26	369,547	400,133
Mavenir Systems, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.00%	05/08/25	$239,358	239,358
Northwest Fiber LLC, First Lien B Term Loan(c)	United States	3M US L + 5.50%	5.67%	04/30/27	821,300	817,193
Pulsant Acquisitions Ltd., First Lien Facility B Term Loan(c)	United Kingdom	6M GBP L + 5.25%	6.25%	05/31/23	£605,008	712,180
						9,433,862
TRANSPORTATION: CARGO (0.83%)
Drive Chassis Holdco LLC, Second Lien B Term Loan(g)	United States	3M US L + 8.25%	9.56%	04/10/26	$2,120,128	1,873,663
Grammer Purchaser, Inc., First Lien Revolving Term Loan(c)(d)	United States	L + 0.50%		09/30/24	90,000	90,000
Grammer Purchaser, Inc., First Lien Term Loan(c)	United States	3M US L + 4.50%	6.09%	09/30/24	1,411,979	1,411,979
						3,375,642
TRANSPORTATION: CONSUMER (0.42%)
Lakeland Tours LLC, First Lien Initial Term Loan	United States	3M US L + 4.25%	5.25%	12/16/24	880,842	461,561

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	21

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
TRANSPORTATION: CONSUMER (continued)
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 6.75%	7.75%	02/02/26	$667,223	$557,798
Toro Private Holdings III, Ltd., First Lien Initial Term Loan	United Kingdom	3M US L + 5.00%	6.07%	05/29/26	402,574	268,535
Toro Private Holdings III, Ltd., Second Lien Initial Term Loan(c)	United Kingdom	3M US L + 9.00%	10.07%	05/28/27	899,835	269,951
WestJet Airlines, Ltd., First Lien B Term Loan	Canada	3M US L + 3.00%	4.00%	12/11/26	185,003	150,315
						1,708,160
UTILITIES: OIL & GAS (0.11%)
Traverse Midstream Partners LLC, First Lien Advance Term Loan	United States	1M US L + 4.00%	5.00%	09/27/24	544,069	458,718

WHOLESALE (0.33%)
Akita Bidco SARL, First Lien Facility B3 Term Loan	Luxembourg	3M EUR L + 3.50%	3.50%	11/10/25	€203,827	222,128
Specialty Building Products Holdings LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 5.75%	5.93%	10/01/25	$672,239	641,989
SRS Distribution, Inc., First Lien Initial Term Loan	United States	3M US L + 3.25%	4.32%	05/23/25	498,473	473,051
						1,337,168
TOTAL BANK LOANS
(Cost $207,326,854)						192,745,899

CORPORATE BONDS (32.14%)(f)
AEROSPACE & DEFENSE (1.95%)
AerCap Ireland Capital DAC	Ireland		3.50%	01/15/25	$457,000	429,199
AerCap Ireland Capital DAC	Ireland		3.88%	01/23/28	331,000	299,009
Bombardier, Inc.(i)	Canada		7.50%	03/15/25	88,000	57,704
Bombardier, Inc.(i)	Canada		7.88%	04/15/27	1,555,000	1,021,145
F-Brasile SpA(i)	Italy		7.38%	08/15/26	2,446,000	1,888,801
Global Aircraft Leasing Co., Ltd.(e)(i)	Cayman Islands		6.50% Cash and 7.25% PIK	09/15/24	666,000	447,885
Spirit AeroSystems, Inc.(i)	United States		7.50%	04/15/25	875,000	866,797
SSL Robotics LLC(i)	United States		9.75%	12/31/23	943,000	1,011,368
TransDigm, Inc.(i)	United States		5.50%	11/15/27	652,000	570,966
TransDigm, Inc.(i)	United States		8.00%	12/15/25	150,000	158,305
Wolverine Escrow LLC(i)	United States		8.50%	11/15/24	65,000	43,550
Wolverine Escrow LLC(i)	United States		9.00%	11/15/26	1,692,000	1,116,720
						7,911,449
AUTOMOTIVE (0.85%)(i)
AAG FH LP	Canada		9.75%	07/15/24	1,303,000	1,224,820
Midas Intermediate Holdco II LLC	United States		7.88%	10/01/22	1,536,000	1,331,735
Truck Hero, Inc.	United States		8.50%	04/21/24	897,000	900,269
						3,456,824
BEVERAGE, FOOD, & TOBACCO (1.71%)(i)
1011778 BC ULC / New Red Finance, Inc.	Canada		5.75%	04/15/25	256,000	269,280
Aramark Services, Inc.	United States		5.00%	02/01/28	994,000	946,581
Chobani LLC	United States		7.50%	04/15/25	1,622,000	1,570,283
H-Food Holdings LLC	United States		8.50%	06/01/26	1,904,000	1,781,868
Kraft Heinz Foods Co.	United States		3.75%	04/01/30	444,000	458,721
Post Holdings, Inc.	United States		5.75%	03/01/27	121,000	125,586

See Notes to Consolidated Financial Statements.

22	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BEVERAGE, FOOD, & TOBACCO (continued)
Quidditch Acquisition, Inc.(c)	United States		11.25%	03/21/25	$1,750,000	$1,790,888
						6,943,207
CAPITAL EQUIPMENT (2.09%)
Cleaver-Brooks, Inc.(i)	United States		7.88%	03/01/23	437,000	371,951
Manitowoc Co., Inc.(i)	United States		9.00%	04/01/26	1,347,000	1,337,524
Masonite International Corp.(i)	United States		5.38%	02/01/28	642,000	657,530
Novafives SAS, Series Reg S(b)(j)	France	3M EUR L + 4.50%	4.50%	06/15/25	€456,000	352,853
Rackspace Hosting, Inc.(i)	United States		8.63%	11/15/24	$544,000	554,336
Resideo Funding, Inc.(i)	United States		6.13%	11/01/26	2,429,000	2,382,011
Sensata Technologies BV(i)	United States		5.00%	10/01/25	152,000	162,230
Sensata Technologies UK Financing Co. PLC(i)	United States		6.25%	02/15/26	410,000	426,324
Standard Industries, Inc.(i)	United States		4.75%	01/15/28	738,000	750,292
Standard Industries, Inc.(i)	United States		5.00%	02/15/27	1,240,000	1,259,102
Winnebago Industries, Inc.(i)(k)	United States		6.25%	07/15/28	195,000	195,000
						8,449,153
CHEMICALS, PLASTICS, & RUBBER (2.93%)(i)
Compass Minerals International, Inc.	United States		4.88%	07/15/24	450,000	452,765
Compass Minerals International, Inc.	United States		6.75%	12/01/27	897,000	943,366
Ingevity Corp.	United States		4.50%	02/01/26	1,314,000	1,285,828
Innophos Holdings, Inc.	United States		9.38%	02/15/28	694,000	682,289
Kraton Polymers LLC	United States		7.00%	04/15/25	875,000	882,446
Neon Holdings, Inc.	United States		10.13%	04/01/26	1,937,000	1,932,157
Nufarm Australia, Ltd.	Australia		5.75%	04/30/26	1,335,000	1,293,028
Trinseo Materials Operating SCA	United States		5.38%	09/01/25	1,378,000	1,309,961
Venator Finance SARL	United States		5.75%	07/15/25	2,003,000	1,430,673
Venator Finance SARL	United States		9.50%	07/01/25	1,638,000	1,670,760
						11,883,273
CONSTRUCTION & BUILDING (0.49%)(i)
American Builders & Contractors Supply Co., Inc.	United States		4.00%	01/15/28	238,000	231,683
American Builders & Contractors Supply Co., Inc.	United States		5.88%	05/15/26	733,000	727,367
Summit Materials LLC	United States		5.13%	06/01/25	386,000	382,582
Summit Materials LLC	United States		6.50%	03/15/27	625,000	641,288
						1,982,920
CONSUMER GOODS: DURABLE (0.39%)
Dell International LLC(i)	United States		6.10%	07/15/27	151,000	174,664
Dell International LLC(i)	United States		6.20%	07/15/30	101,000	117,863
Newell Brands, Inc.	United States		4.88%	06/01/25	1,246,000	1,307,247
						1,599,774
CONSUMER GOODS: NON-DURABLE (1.05%)(i)
Energizer Holdings, Inc.(k)	United States		4.75%	06/15/28	356,000	350,116
Energizer Holdings, Inc.	United States		6.38%	07/15/26	373,000	386,603
Hanesbrands, Inc.	United States		5.38%	05/15/25	449,000	454,893
Kronos Acquisition Holdings, Inc.	Canada		9.00%	08/15/23	1,263,000	1,213,926
Mattel, Inc.	United States		5.88%	12/15/27	740,000	770,044
William Carter Co.	United States		5.50%	05/15/25	1,038,000	1,072,384
						4,247,966
CONTAINERS, PACKAGING, & GLASS (0.89%)(i)
Ardagh Packaging Finance PLC	United States		5.25%	04/30/25	642,000	660,056
Mauser Packaging Solutions Holding Co.	United States		7.25%	04/15/25	1,277,000	1,161,738
Trident TPI Holdings, Inc.	United States		9.25%	08/01/24	955,000	981,759

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	23

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONTAINERS, PACKAGING, & GLASS (continued)
Trivium Packaging Finance BV	Netherlands		8.50%	08/15/27	$760,000	$814,010
						3,617,563
ENERGY: OIL & GAS (1.14%)
Alta Mesa Holdings LP(h)	United States		7.88%	12/15/24	968,000	2,725
Bruin E&P Partners LLC(i)	United States		8.88%	08/01/23	638,000	22,330
Comstock Resources, Inc.	United States		9.75%	08/15/26	365,000	342,496
Covey Park Energy LLC(i)	United States		7.50%	05/15/25	358,000	327,122
Great Western Petroleum LLC(i)	United States		9.00%	09/30/21	907,000	553,270
Magnolia Oil & Gas Operating LLC(i)	United States		6.00%	08/01/26	221,000	209,950
Moss Creek Resources Holdings, Inc.(i)	United States		7.50%	01/15/26	997,000	502,049
Parsley Energy LLC(i)	United States		4.13%	02/15/28	89,000	80,768
Parsley Energy LLC(i)	United States		5.38%	01/15/25	231,000	225,153
QEP Resources, Inc.	United States		5.25%	05/01/23	1,511,000	1,001,982
SM Energy Co.	United States		5.63%	06/01/25	1,415,000	755,108
Targa Resources Partners LP(i)	United States		5.50%	03/01/30	578,000	558,672
Ultra Resources, Inc.(e)	United States		11.00% Cash and 0.25% PIK	07/12/24	299,692	17,232
						4,598,857
FIRE: FINANCE (1.98%)
Advisor Group Holdings, Inc.(i)	United States		10.75%	08/01/27	1,107,000	1,088,109
AG Issuer LLC(i)	United States		6.25%	03/01/28	1,446,000	1,348,395
Credit Acceptance Corp.	United States		6.63%	03/15/26	441,000	444,715
INTL. FCStone, Inc.(i)	United States		8.63%	06/15/25	1,277,000	1,336,068
Intrum AB(j)	Sweden		3.50%	07/15/26	€489,000	484,080
LPL Holdings, Inc.(i)	United States		4.63%	11/15/27	$1,772,000	1,755,388
Springleaf Finance Corp.	United States		5.38%	11/15/29	193,000	182,617
Springleaf Finance Corp.	United States		8.88%	06/01/25	1,270,000	1,360,252
						7,999,624
FIRE: INSURANCE (0.09%)
Genworth Holdings, Inc.	United States		7.63%	09/24/21	259,000	243,244
Tempo Acquisition LLC(i)	United States		5.75%	06/01/25	120,000	123,525
						366,769
FIRE: REAL ESTATE (0.80%)(i)
Iron Mountain, Inc.	United States		5.25%	03/15/28	1,163,000	1,159,878
Iron Mountain, Inc.	United States		5.25%	07/15/30	754,000	740,673
Ladder Capital Finance Holdings LLLP	United States		4.25%	02/01/27	1,125,000	902,812
Ladder Capital Finance Holdings LLLP	United States		5.25%	03/15/22	450,000	428,902
						3,232,265
FOREST PRODUCTS & PAPER (0.72%)(i)
LABL Escrow Issuer LLC	United States		6.75%	07/15/26	2,111,000	2,201,045
LABL Escrow Issuer LLC	United States		10.50%	07/15/27	656,000	698,495
						2,899,540
HEALTHCARE & PHARMACEUTICALS (1.92%)
Acadia Healthcare Co., Inc.	United States		5.13%	07/01/22	216,000	216,173
Acadia Healthcare Co., Inc.(i)	United States		5.50%	07/01/28	325,000	327,031
Acadia Healthcare Co., Inc.	United States		5.63%	02/15/23	354,000	355,046
Acadia Healthcare Co., Inc.	United States		6.50%	03/01/24	787,000	803,783
Bausch Health Cos., Inc.(i)	United States		5.25%	01/30/30	189,000	179,525
Change Healthcare Holdings LLC(i)	United States		5.75%	03/01/25	935,000	925,482
DaVita, Inc.(i)	United States		4.63%	06/01/30	1,126,000	1,120,511
IQVIA, Inc.(i)	United States		5.00%	05/15/27	624,000	639,737
Ortho-Clinical Diagnostics, Inc.(i)	United States		7.38%	06/01/25	659,000	670,944

See Notes to Consolidated Financial Statements.

24	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HEALTHCARE & PHARMACEUTICALS (continued)
Select Medical Corp.(i)	United States		6.25%	08/15/26	$959,000	$971,640
Tenet Healthcare Corp.(i)	United States		4.63%	06/15/28	430,000	422,337
Tenet Healthcare Corp.(i)	United States		6.25%	02/01/27	680,000	677,022
Tenet Healthcare Corp.(i)	United States		7.50%	04/01/25	417,000	444,887
						7,754,118
HIGH TECH INDUSTRIES (1.95%)(i)
Banff Merger Sub, Inc.	United States		9.75%	09/01/26	1,670,000	1,684,295
Boxer Parent Co., Inc.	United States		7.13%	10/02/25	321,000	337,748
CDK Global, Inc.	United States		5.25%	05/15/29	836,000	868,905
Genesys Telecommunications Laboratories, Inc.	United States		10.00%	11/30/24	655,000	682,906
Go Daddy Operating Co. LLC	United States		5.25%	12/01/27	247,000	251,894
International Game Technology PLC	United States		5.25%	01/15/29	997,000	974,568
Plantronics, Inc.	United States		5.50%	05/31/23	718,000	627,794
Presidio Holdings, Inc.	United States		4.88%	02/01/27	311,000	304,537
Presidio Holdings, Inc.	United States		8.25%	02/01/28	437,000	438,366
Sabre GLBL, Inc.	United States		9.25%	04/15/25	192,000	203,160
Verscend Escrow Corp.	United States		9.75%	08/15/26	1,394,000	1,505,973
						7,880,146
HOTEL, GAMING, & LEISURE (1.72%)
Colt Merger Sub, Inc.(i)(k)	United States		5.75%	07/01/25	673,000	678,047
Colt Merger Sub, Inc.(i)(k)	United States		6.25%	07/01/25	898,000	893,241
Colt Merger Sub, Inc.(i)(k)	United States		8.13%	07/01/27	776,000	756,600
Hilton Domestic Operating Co., Inc.(i)	United States		5.38%	05/01/25	228,000	228,143
Hilton Domestic Operating Co., Inc.(i)	United States		5.75%	05/01/28	227,000	230,263
IRB Holding Corp.(i)	United States		7.00%	06/15/25	492,000	507,067
MGM Resorts International	United States		6.75%	05/01/25	718,000	714,019
Royal Caribbean Cruises, Ltd.(i)	United States		9.13%	06/15/23	303,000	300,768
Scientific Games International, Inc.(i)(k)	United States		8.63%	07/01/25	968,000	907,209
Wynn Resorts Finance LLC(i)	United States		7.75%	04/15/25	1,716,000	1,735,863
						6,951,220
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.58%)(i)
Cimpress PLC	Netherlands		7.00%	06/15/26	875,000	810,303
Live Nation Entertainment, Inc.	United States		4.75%	10/15/27	1,245,000	1,073,943
Live Nation Entertainment, Inc.	United States		6.50%	05/15/27	455,000	469,503
						2,353,749
MEDIA: BROADCASTING & SUBSCRIPTION (0.89%)(i)
CSC Holdings LLC	United States		4.63%	12/01/30	1,029,000	1,004,674
CSC Holdings LLC	United States		7.50%	04/01/28	658,000	719,954
Diamond Sports Group LLC	United States		6.63%	08/15/27	622,000	334,966
Radiate Holdco LLC	United States		6.63%	02/15/25	376,000	375,570
Radiate Holdco LLC	United States		6.88%	02/15/23	635,000	645,252
Univision Communications, Inc.	United States		6.63%	06/01/27	554,000	531,147
						3,611,563
MEDIA: DIVERSIFIED & PRODUCTION (0.92%)
Getty Images, Inc.(i)	United States		9.75%	03/01/27	1,140,000	1,078,109
National CineMedia LLC	United States		5.75%	08/15/26	1,133,000	785,804
National CineMedia LLC(i)	United States		5.88%	04/15/28	612,000	491,396
Sirius XM Radio, Inc.(i)	United States		4.13%	07/01/30	1,374,000	1,360,549
						3,715,858

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	25

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
METALS & MINING (0.00%)(e)(h)(i)(l)
Murray Energy Corp.	United States		9.00% Cash and 3.00% PIK	04/15/24	$1,551,935	$1,955

RETAIL (0.89%)
Asbury Automotive Group, Inc.(i)	United States		4.50%	03/01/28	32,000	31,140
Asbury Automotive Group, Inc.(i)	United States		4.75%	03/01/30	123,000	120,232
Burlington Coat Factory Warehouse Corp.(i)	United States		6.25%	04/15/25	175,000	183,203
L Brands, Inc.(i)	United States		6.88%	07/01/25	228,000	235,980
L Brands, Inc.(i)	United States		9.38%	07/01/25	152,000	152,570
Maxeda DIY Holding BV(j)	Netherlands		6.13%	07/15/22	€471,000	487,230
Party City Holdings, Inc.(i)	United States		6.13%	08/15/23	$57,000	12,825
Party City Holdings, Inc.(i)	United States		6.63%	08/01/26	1,428,000	321,300
Sally Holdings LLC	United States		5.63%	12/01/25	1,330,000	1,295,845
Sally Holdings LLC(i)	United States		8.75%	04/30/25	715,000	777,116
						3,617,441
SERVICES: BUSINESS (0.93%)
Jaguar Holding Co. II(i)	United States		5.00%	06/15/28	551,000	565,119
La Financiere Atalian SASU, Series Reg S(j)	France		4.00%	05/15/24	€304,000	258,243
La Financiere Atalian SASU, Series Reg S(j)	France		5.13%	05/15/25	113,000	96,015
MDC Partners, Inc.(i)	United States		6.50%	05/01/24	$1,807,000	1,686,157
MEDNAX, Inc.(i)	United States		6.25%	01/15/27	1,140,000	1,143,939
						3,749,473
SERVICES: CONSUMER (0.48%)
Cinemark USA, Inc.	United States		4.88%	06/01/23	725,000	614,884
Cinemark USA, Inc.	United States		5.13%	12/15/22	1,282,000	1,135,871
Cinemark USA, Inc.(i)	United States		8.75%	05/01/25	184,000	191,245
						1,942,000
TELECOMMUNICATIONS (2.44%)
Cincinnati Bell, Inc.(i)	United States		7.00%	07/15/24	165,000	168,814
CommScope Technologies LLC(i)	United States		6.00%	06/15/25	1,129,000	1,093,211
CommScope, Inc.(i)	United States		6.00%	03/01/26	640,000	657,683
Connect Finco SARL(i)	United Kingdom		6.75%	10/01/26	1,137,000	1,076,625
Northwest Fiber LLC(i)	United States		10.75%	06/01/28	1,866,000	1,949,970
SBA Communications Corp.(i)	United States		3.88%	02/15/27	871,000	868,566
Sprint Capital Corp.	United States		8.75%	03/15/32	434,000	620,833
United Group BV(i)	Netherlands		3.13%	02/15/26	€475,000	505,615
United Group BV(i)	Netherlands		3.63%	02/15/28	707,000	747,414
United Group BV(b)(i)	Netherlands	3M EUR L + 3.25%	3.25%	02/15/26	309,000	331,949
Zayo Group Holdings, Inc.(i)	United States		6.13%	03/01/28	$1,914,000	1,864,657
						9,885,337
TRANSPORTATION: CARGO (0.19%)(b)(j)
Naviera Armas S.A., Series Reg S	Spain	3M EUR L + 4.25%	4.25%	11/15/24	€497,000	298,452
Naviera Armas S.A., Series Reg S	Spain	3M EUR L + 6.50%	6.50%	07/31/23	732,000	466,020
						764,472
TRANSPORTATION: CONSUMER (0.60%)(i)
Sabre Global, Inc.	United States		5.25%	11/15/23	$1,031,000	951,731
VistaJet Malta Finance PLC	Switzerland		10.50%	06/01/24	1,641,000	1,481,175
						2,432,906
UTILITIES: ELECTRIC (0.31%)(i)
Calpine Corp.	United States		4.50%	02/15/28	578,000	567,411
Calpine Corp.	United States		5.13%	03/15/28	685,000	671,043

See Notes to Consolidated Financial Statements.

26	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
UTILITIES: ELECTRIC (continued)
						$1,238,454
UTILITIES: WATER (0.12%)(i)
Core & Main LP	United States		6.13%	08/15/25	490,000	489,885

WHOLESALE (1.12%)(i)
Beacon Roofing Supply, Inc.	United States		4.50%	11/15/26	87,000	85,639
BMC East LLC	United States		5.50%	10/01/24	264,000	266,942
Builders FirstSource, Inc.	United States		6.75%	06/01/27	221,000	226,898
SRS Distribution, Inc.	United States		8.25%	07/01/26	3,024,000	3,080,126
TPro Acquisition Corp.	United States		11.00%	10/15/24	174,000	170,137
US Foods, Inc.	United States		6.25%	04/15/25	704,000	719,400
						4,549,142
TOTAL CORPORATE BONDS
(Cost $137,442,966)						130,126,903

CONVERTIBLE CORPORATE BONDS (0.66%)(f)
FIRE: REAL ESTATE (0.66%)
Apollo Commercial Real Estate Finance, Inc.	United States		4.75%	08/23/22	$112,000	98,154
Apollo Commercial Real Estate Finance, Inc.	United States		5.38%	10/15/23	1,851,000	1,519,920
Blackstone Mortgage Trust, Inc.	United States		4.38%	05/05/22	918,000	865,225
Blackstone Mortgage Trust, Inc.	United States		4.75%	03/15/23	207,000	191,346
						2,674,645
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,319,695)						2,674,645

COLLATERALIZED LOAN OBLIGATIONS (7.17%)(i)
DEBT (5.20%)(b)
Allegro CLO X, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.88%	8.02%	04/20/32	$400,000	353,555
AMMC CLO XI, Ltd., Series 2018-11A	Cayman Islands	3M US L + 5.80%	6.56%	04/30/31	400,000	317,728
AMMC CLO XV, Ltd., Series 2018-15A	Cayman Islands	3M US L + 3.40%	4.62%	01/15/32	300,000	274,433
AMMC CLO XVIII, Ltd., Series 2018-18A	Cayman Islands	3M US L + 6.00%	6.36%	05/26/31	600,000	460,361
Atlas Senior Loan Fund V, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.60%	3.78%	07/16/29	800,000	751,852
Atlas Senior Loan Fund VII, Ltd., Series 2018-7A	Cayman Islands	3M US L + 6.40%	6.77%	11/27/31	306,028	213,275
Atlas Senior Loan Fund X, Ltd., Series 2018-10A	Cayman Islands	3M US L + 1.85%	3.07%	01/15/31	400,000	361,769
Atlas Senior Loan Fund XIII, Series 2019-13A	Cayman Islands	3M US L + 6.95%	8.05%	04/22/31	400,000	253,777
Atlas Senior Loan Fund XIV, Series 2019-14A	Cayman Islands	3M US L + 6.94%	8.08%	07/20/32	500,000	368,525
Barings Euro CLO 2018-1 BV, Series 2018-1X(j)	Netherlands	3M EUR L + 1.50%	1.50%	04/15/31	€300,000	303,663
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 2.20%	2.59%	11/15/30	$300,000	281,460
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 5.95%	6.34%	11/15/30	300,000	232,561
Canyon Capital CLO 2014-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.80%	2.56%	01/30/31	350,000	326,426
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 1.70%	2.92%	10/15/30	300,000	274,825

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	27

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

		Spread		Maturity	Principal	Value
DEBT (continued)
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 5.50%	6.72%	10/15/30	$400,000	$319,480
Carlyle Global Market Strategies CLO 2014-3-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 2.95%	3.94%	07/27/31	300,000	257,489
Carlyle Global Market Strategies CLO 2014-4-R, Ltd., Series 2018-4RA	Cayman Islands	3M US L + 1.90%	3.12%	07/15/30	400,000	368,460
Carlyle Global Market Strategies CLO 2015-5, Ltd., Series 2019-5A	Cayman Islands	3M US L + 6.70%	7.84%	01/20/32	400,000	336,891
Carlyle Global Market Strategies CLO 2017-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 6.11%	7.25%	07/20/29	400,000	327,470
CIFC Funding 2013-III-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 5.90%	6.92%	04/24/31	500,000	429,060
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA	Cayman Islands	3M US L + 5.69%	6.71%	04/24/30	300,000	250,998
Dryden 59 Euro CLO 2017 BV, Series 2018-59A	Netherlands	3M EUR L + 1.55%	1.55%	05/15/32	€300,000	324,881
Greywolf CLO V, Ltd., Series 2018-1A	Cayman Islands	3M US L + 3.00%	3.99%	01/27/31	$350,000	314,875
Highbridge Loan Management 6-2015, Ltd., Series 2018-2015	Cayman Islands	3M US L + 2.50%	3.04%	02/05/31	300,000	259,897
ICG US CLO 2015-2R, Ltd., Series 2020-2RA	Cayman Islands	3M US L + 6.99%	8.71%	01/16/33	600,000	478,856
KKR CLO 10, Ltd., Series 2017-10	Cayman Islands	3M US L + 6.50%	6.81%	09/15/29	350,000	276,021
KKR CLO 14, Ltd., Series 2018-14	Cayman Islands	3M US L + 6.15%	7.37%	07/15/31	400,000	302,089
KKR CLO 15, Ltd., Series 2018-15	Cayman Islands	3M US L + 3.15%	4.29%	01/18/32	400,000	360,533
Mountain View CLO 2015-9, Ltd., Series 2018-9A	Cayman Islands	3M US L + 6.08%	7.30%	07/15/31	700,000	499,012
Mountain View CLO 2017-2 LLC, Series 2018-2A	Cayman Islands	3M US L + 5.96%	7.14%	01/16/31	500,000	378,902
Mountain View CLO XIV, Ltd., Series 2019-1A	Cayman Islands	3M US L + 4.05%	5.27%	04/15/29	300,000	276,554
MP CLO III, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.00%	3.14%	10/20/30	300,000	277,138
Northwoods Capital XVIII, Ltd., Series 2019-18A	Cayman Islands	3M US L + 6.58%	6.96%	05/20/32	400,000	296,018
Oaktree CLO 2018-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 6.15%	7.29%	10/20/30	300,000	236,958
Oaktree CLO 2019-1, Ltd., Series 2019-1A	Cayman Islands	3M US L + 3.80%	4.90%	04/22/30	300,000	269,673
Oaktree CLO 2019-1, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.80%	7.90%	04/22/30	400,000	318,216
Oaktree CLO 2019-2, Ltd., Series 2019-2A	Cayman Islands	3M US L + 6.77%	7.99%	04/15/31	500,000	361,203
Octagon Investment Partners 18-R, Ltd., Series 2018-18A	Cayman Islands	3M US L + 2.70%	3.88%	04/16/31	300,000	268,501
OZLM Funding IV, Ltd., Series 2017-4A	Cayman Islands	3M US L + 6.30%	7.40%	10/22/30	707,623	596,952
OZLM VI, Ltd., Series 2018-6A	Cayman Islands	3M US L + 3.13%	4.26%	04/17/31	300,000	271,266
OZLM XVIII, Ltd., Series 2018-18A	Cayman Islands	3M US L + 1.85%	3.07%	04/15/31	700,000	653,020
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 1.80%	2.93%	01/17/31	300,000	279,210
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 2.65%	3.78%	01/17/31	383,000	330,744
Regatta XIII Funding, Ltd., Series 2018-2A	Cayman Islands	3M US L + 5.95%	7.17%	07/15/31	900,000	771,841
Shackleton 2017-X CLO, Ltd., Series 2020-10A	Cayman Islands	3M US L + 3.30%	4.44%	04/20/29	300,000	271,551
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.85%	2.84%	01/26/31	300,000	280,659
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.50%	6.49%	01/26/31	300,000	210,730
Sound Point CLO IV-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 2.25%	3.39%	04/18/31	900,000	854,622
Sound Point CLO XXII, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.30%	7.44%	01/20/32	300,000	235,109
Steele Creek CLO 2019-1, Ltd., Series 2019-1A	Cayman Islands	3M US L + 4.10%	5.32%	04/15/32	700,000	620,594

See Notes to Consolidated Financial Statements.

28	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

		Spread		Maturity	Principal	Value
DEBT (continued)
Symphony CLO XV, Ltd., Series 2018-15A	Cayman Islands	3M US L + 6.33%	7.46%	01/17/32	$1,000,000	$760,602
Venture XV CLO, Ltd., Series 2019-15A	Cayman Islands	3M US L + 2.80%	4.02%	07/15/32	400,000	362,356
Venture XXII CLO, Ltd., Series 2015-22A	Cayman Islands	3M US L + 5.65%	6.87%	01/15/31	300,000	207,521
Venture XXX CLO, Ltd., Series 2017-30A	Cayman Islands	3M US L + 6.30%	7.52%	01/15/31	200,000	149,825
Venture XXXII CLO, Ltd., Series 2018-32A	Cayman Islands	3M US L + 5.75%	6.89%	07/18/31	300,000	224,047
Venture XXXIII CLO, Ltd., Series 2018-33A	Cayman Islands	3M US L + 5.95%	7.17%	07/15/31	200,000	141,506
Venture XXXIV CLO, Ltd., Series 2018-34A	Cayman Islands	3M US L + 6.13%	7.35%	10/15/31	200,000	154,369
Venture XXXV CLO, Ltd., Series 2018-35A	Cayman Islands	3M US L + 6.20%	7.30%	10/22/31	300,000	208,116
Venture XXXVI CLO, Ltd., Series 2019-36A	Cayman Islands	3M US L + 4.15%	5.29%	04/20/32	450,000	402,360
Venture XXXVI CLO, Ltd., Series 2019-36A	Cayman Islands	3M US L + 6.92%	8.06%	04/20/32	300,000	234,061
Vibrant CLO 1X, Ltd., Series 2018-9A	Cayman Islands	3M US L + 3.20%	4.34%	07/20/31	300,000	247,579
						21,032,025
EQUITY (1.97%)(m)
ARES XLVII CLO, Ltd., Series 2018-47A	Cayman Islands		16.46%	04/15/30	$1,100,000	657,086
Bardot CLO, Ltd., Series 2019-2A	Cayman Islands		10.14%	10/22/32	1,100,000	832,390
Barings CLO, Ltd., Series 2019-3A	Cayman Islands		8.51%	04/20/31	1,200,000	834,162
Carlyle Global Market Strategies CLO 2017-5, Ltd., Series 2017-5A	Cayman Islands		22.23%	01/20/30	700,000	279,314
CIFC Funding 2019-I, Ltd., Series 2019-1A	Cayman Islands		10.44%	04/20/32	1,100,000	718,512
Dryden 40 Senior Loan Fund, Series 2015-40A	Cayman Islands		19.19%	08/15/31	800,000	369,729
Madison Park Funding XXI, Ltd., Series 2016-21A	Cayman Islands		17.95%	07/25/29	500,000	239,077
Madison Park Funding XXVI, Ltd., Series 2017-26A	Cayman Islands		18.69%	07/29/47	500,000	204,057
Midocean Credit CLO, Ltd., Series 2018-8A	Cayman Islands		17.08%	02/20/31	300,000	151,454
OZLM XIX, Ltd., Series 2017-19A	Cayman Islands		5.42%	11/22/30	1,100,000	476,585
Parallel 2018-1, Ltd., Series 2018-1A	Cayman Islands		19.82%	04/20/31	1,200,000	529,262
RR 4, Ltd., Series 2018-4A	Cayman Islands		20.71%	04/15/18	1,000,000	628,123
Sound Point CLO XVII, Ltd., Series 2017-3A	Cayman Islands		19.32%	10/20/30	600,000	287,351
Sound Point CLO XIX, Ltd., Series 2018-1A	Cayman Islands		15.96%	04/15/31	400,000	198,795
Sound Point CLO XX, Ltd., Series 2018-2A	Cayman Islands		19.71%	07/26/31	500,000	264,330
Sound Point CLO XXI, Ltd., Series 2018-3A	Cayman Islands		16.77%	10/26/31	1,200,000	616,946
Venture CDO, Ltd., Series 2017-30A	Cayman Islands		23.77%	01/15/31	600,000	322,467
Vibrant CLO VIII, Ltd., Series 2018-8A	Cayman Islands		7.10%	01/20/31	500,000	197,354
Voya, Ltd., Series 2017-1A	Cayman Islands		27.39%	04/17/30	505,000	179,823
						7,986,817
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $33,520,186)						29,018,842

					Shares
COMMON STOCKS (0.00%)(c)(l)(n)
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.00%)
PacificCo	United States				1,260	945

TOTAL COMMON STOCKS
(Cost $383,355)						945

EQUITY INTEREST (1.16%)(c)
AEROSPACE & DEFENSE (0.37%)
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)(e)	United States				676,730	676,730
Kellstrom Aerospace Group, Inc.(n)	United States				107	126,203
Meggitt-USA, Inc.(n)	United States				700,000	700,000

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	29

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

		Shares
EQUITY INTEREST (continued)
AEROSPACE & DEFENSE (continued)
			$1,502,933
CONSTRUCTION & BUILDING (0.65%)(j)(o)
Bain Capital Credit CC Fund	United States	21,481	2,616,338

CONSUMER GOODS: DURABLE (0.03%)(n)
TLC Holdco LP	United States	103,961	108,702

HIGH TECH INDUSTRIES (0.03%)(j)(n)
East BCC Coinvest III, LLC	United States	241,930	141,570

TRANSPORTATION: CARGO (0.08%)(j)
GIACF Grammer Equity Holdings, LLC - Common Stock(n)	United States	84,221	84,221
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)(e)	United States	513	54,112
GIACF Grammer Equity Holdings, LLC - Warrants(n)	United States	10,151	8,364
Toro Private Investments LP(n)	United States	324,324	157,013
			303,710
TOTAL EQUITY INTEREST
(Cost $4,697,995)			4,673,253

TOTAL INVESTMENTS (88.74%)
(Cost $385,691,051)			$359,240,487

Other Assets In Excess Of Liabilities (11.26%)(p)			45,602,280
NET ASSETS (100.00%)			$404,842,767

Reference Rates:

3M BBSW - 3 Month BBSW as of June 30, 2020 was 0.10%

1M US L - 1 Month US LIBOR as of June 30, 2020 was 0.16%

2M US L - 2 Month US LIBOR as of June 30, 2020 was 0.23%

3M US L - 3 Month US LIBOR as of June 30, 2020 was 0.30%

6M US L - 6 Month US LIBOR as of June 30, 2020 was 0.37%

1M EUR L - 1 Month EURIBOR as of June 30, 2020 was (0.51)%

3M EUR L - 3 Month EURIBOR as of June 30, 2020 was (0.42)%

6M EUR L - 6 Month EURIBOR as of June 30, 2020 was (0.31)%

1M GBP L - 1 Month GBP LIBOR as of June 30, 2020 was 0.09%

3M GBP L - 3 Month GBP LIBOR as of June 30, 2020 was 0.14%

6M GBP L - 6 Month GBP LIBOR as of June 30, 2020 was 0.29%

3M CDOR - 3 Month CDOR as of June 30, 2020 was 0.56%

PRIME as of June 30, 2020 was 3.25%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.

(c)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).

See Notes to Consolidated Financial Statements.

30	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

(d)	A portion of this position or the entire position was not funded as of June 30, 2020. The Fund had $3,530,244 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Consolidated Schedule of Investments records each of these investments as fully funded. A corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
9 Story Media Group Inc. Revolver, First Lien Term Loan	$659,696	$–	$659,696
AMI US Holdings Inc. Revolver Loan	145,361	133,732	11,629
CB Nike Intermediateco Ltd. Revolver Loan	310,000	–	310,000
CMI Marketing, Inc., First Lien Revolving Term Loan	120,000	–	120,000
CST Buyer Co., Revolving Credit Facility Term Loan	233,472	140,083	93,389
Drilling Info Holdings, Inc. Delayed Draw Term Loan	112,500	–	112,500
Grammer Purchaser, Inc., First Lien Revolving Term Loan	90,000	–	90,000
Intelsat Jackson Holdings S.A., First Lien DIP Term Loan	78,688	39,344	39,344
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)	548,072	449,498	98,574
Kellstrom Commercial Aerospace, Inc. - Revolver	433,577	332,409	101,168
MED ParentCo LP, First Lien Delayed Draw Term Loan	75,580	52,922	22,658
MRI Software LLC, Delayed Draw Term Loan	160,613	–	160,613
MRI Software LLC, First Lien Revolving Term Loan	155,944	–	155,944
Soursop, Ltd., Acquisition/Capex Facility	1,257,679	1,232,525	25,154
TLC Purchaser, Inc. Delayed Draw Term Loan	623,197	–	623,197
TLC Purchaser, Inc. Revolver Loan	778,763	–	778,763
Ultra Resources, Inc., First Lien (DIP) Term Loan	54,116	21,646	32,470
Whitcraft LLC, First Lien Revolving Term Loan	158,575	63,430	95,145
Total	$5,995,833	$2,465,589	$3,530,244

(e)	Paid in kind security which may pay interest in additional par.

(f)	Fixed rate security.

(g)	All or a portion of this position has not settled as of June 30, 2020. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.

(h)	See Note 2 regarding defaulted securities.

(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2020, the aggregate market value of those securities was $143,741,105, representing 35.51% of net assets.

(j)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of June 30, 2020 the aggregate market value of those securities was $5,504,464 representing 1.36% of the Fund's net assets.

(k)	When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)	Less than 0.005%.

(m)	CLO subordinated notes, income notes, and Class M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.

(n)	Non-income producing security.

(o)	The Fund's interest in this investment is held through a wholly-owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.

(p)	Includes cash which is being held as collateral for total return swaps.

Common Abbreviations:

BBSW - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CDOR - Canadian Dollar Offered Rate

CLO - Collateralized Loan Obligation

EURIBOR - Euro Interbank Offered Rate

GmbH - German Company with Limited Liability

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	31

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

LP - Limited Partnership

Ltd - Limited Company

PIK - Payment in Kind

PLC - Public Limited Company

Reg S - Regulation S

S.A. - Société Anonyme

SARL - Société A Responsabilité Limitée

See Notes to Consolidated Financial Statements.

32	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation/ (Depreciation)
Bank Of New York Mellon	04/15/21	USD	1,283,064	AUD	1,255,788	$27,276
Bank Of New York Mellon	12/16/20	USD	8,583,699	EUR	8,540,204	43,495
Bank Of New York Mellon	09/18/20	USD	8,289,488	GBP	8,219,056	70,432
						$141,203
Bank Of New York Mellon	04/15/21	USD	843,562	EUR	873,920	$(30,358)
Bank Of New York Mellon	04/15/21	USD	1,375,067	CAD	1,417,408	(42,341)
Bank Of New York Mellon	09/18/20	USD	25,183,474	EUR	25,413,335	(229,861)
Bank Of New York Mellon	09/18/20	USD	2,114,305	CAD	2,114,355	(50)
						$(302,610)
						$(161,407)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Altice Financing S.A., 1M US L + 2.75%, 2.93%, 07/15/25	1M US L + 1.25%	$445,053	$3,358
Citibank, N.A.	Aristocrat Leisure Ltd., 3M US L + 3.75%, 4.75%, 10/19/24	1M US L + 1.25%	276,344	4,982
Citibank, N.A.	Connect Finco SARL, 1M US L + 4.50%, 5.50%, 12/11/26	1M US L + 1.25%	943,057	1,485
Citibank, N.A.	CornerStone OnDemand Inc., 3M US L + 4.25%, 5.35%, 04/22/27	1M US L + 1.25%	343,021	6,942
Citibank, N.A.	Flex Acquisition Co. Inc., 3M US L + 3.00%, 4.43%, 12/29/23	1M US L + 1.25%	1,294,698	1,329
Citibank, N.A.	Informatica LLC, L + 3.25%, 02/25/27	1M US L + 1.25%	959,075	1,861
Citibank, N.A.	Northwest Fiber LLC, 3M US L + 5.50%, 5.67%, 04/30/27(b)	1M US L + 1.25%	651,640	24,166
Citibank, N.A.	Research Now Group Inc., L + 5.50%, 12/20/24	1M US L + 1.25%	925,795	5,615
Citibank, N.A.	Sigma Holdco B.V., L + 3.00%, 07/02/25	1M US L + 1.25%	961,651	2,198
Citibank, N.A.	Wilsonart LLC, 3M US L + 3.25%, 4.25%, 12/19/23	1M US L + 1.25%	1,275,297	578
			$8,075,631	$52,514
Citibank, N.A.	Advisor Group Holdings Inc., 1M US L + 5.00%, 5.18%, 07/31/26	1M US L + 1.25%	$997,023	$(59,687)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 2.75%, 2.93%, 05/09/25	1M US L + 1.25%	1,178,014	(24,384)
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.25%, 3.44%, 05/09/25	1M US L + 1.25%	273,733	(10,022)
Citibank, N.A.	Altice Financing S.A., 1M US L + 2.75%, 2.93%, 01/31/26	1M US L + 1.25%	683,141	(18,475)
Citibank, N.A.	American Axle & Manufacturing Inc., 1M US L + 2.25%, 3.00%, 04/06/24	1M US L + 1.25%	276,349	(7,181)
Citibank, N.A.	American Rock Salt Co. LLC, 1M US L + 3.50%, 4.50%, 03/21/25	1M US L + 1.25%	272,754	(4,954)
Citibank, N.A.	Ancestry.com Operations Inc., 1M US L + 4.25%, 4.43%, 08/27/26	1M US L + 1.25%	2,659,649	(109,908)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 3M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	108,677	(4,276)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings Inc., 3M US L + 3.50%, 4.50%, 11/20/23	1M US L + 1.25%	141,313	(5,560)
Citibank, N.A.	ASP Unifrax Holdings Inc., 3M US L + 3.75%, 4.82%, 12/12/25	1M US L + 1.25%	715,131	(78,534)
Citibank, N.A.	Auris Luxembourg III SARL, 1M US L + 3.75%, 3.93%, 02/27/26(b)	1M US L + 1.25%	1,132,067	(126,098)
Citibank, N.A.	AVSC Holding Corp., 3M US L + 3.25%, 4.25%, 03/03/25	1M US L + 1.25%	1,225,328	(313,854)
Citibank, N.A.	Bausch Health Companies Inc., 1M US L + 3.00%, 3.19%, 06/02/25	1M US L + 1.25%	591,882	(17,023)
Citibank, N.A.	BCP Renaissance Parent LLC, 3M US L + 3.50%, 4.50%, 10/31/24	1M US L + 1.25%	541,138	(69,907)
Citibank, N.A.	Boxer Parent Co. Inc., 1M US L + 4.25%, 4.43%, 10/02/25	1M US L + 1.25%	2,058,173	(83,412)
Citibank, N.A.	Brookfield WEC Holdings Inc., 1M US L + 3.00%, 3.75%, 08/01/25	1M US L + 1.25%	499,465	(18,062)
Citibank, N.A.	Caesars Resort Collection LLC, 1M US L + 2.75%, 2.93%, 12/23/24	1M US L + 1.25%	2,331,597	(202,562)
Citibank, N.A.	Carrols Restaurant Group Inc., 1M US L + 3.25%, 3.48%, 04/30/26	1M US L + 1.25%	593,674	(41,812)
Citibank, N.A.	Cast & Crew Payroll LLC, L + 3.75%, 02/09/26	1M US L + 1.25%	349,851	(2,238)
Citibank, N.A.	Citadel Securities LP, 1M US L + 2.75%, 2.93%, 02/27/26	1M US L + 1.25%	248,676	(6,826)
Citibank, N.A.	Clarios Global LP, 1M US L + 3.50%, 3.68%, 04/30/26	1M US L + 1.25%	433,797	(15,876)
Citibank, N.A.	Core & Main LP, 3M US L + 2.75%, 3.75%, 08/01/24	1M US L + 1.25%	293,318	(11,909)
Citibank, N.A.	Crosby US Acquisition Corp., 1M US L + 4.75%, 4.94%, 06/26/26	1M US L + 1.25%	465,162	(22,310)
Citibank, N.A.	Crown Finance US Inc., 3M US L + 2.25%, 3.32%, 02/28/25	1M US L + 1.25%	1,600,528	(314,770)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	33

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.25%, 2.43%, 07/17/25	1M US L + 1.25%	$484,620	$(20,519)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.50%, 2.68%, 04/15/27	1M US L + 1.25%	1,136,579	(43,544)
Citibank, N.A.	DCert Buyer Inc., 1M US L + 3.75%, 4.18%, 10/16/26	1M US L + 1.25%	501,705	(16,567)
Citibank, N.A.	Delek US Holdings Inc., 1M US L + 2.25%, 2.43%, 03/31/25	1M US L + 1.25%	1,123,133	(72,588)
Citibank, N.A.	Dell International LLC, 1M US L + 2.00%, 2.75%, 09/19/25	1M US L + 1.25%	788,367	(20,441)
Citibank, N.A.	Dentalcorp Health Services ULC, 1M US L + 3.75%, 4.75%, 06/06/25	1M US L + 1.25%	981,322	(89,515)
Citibank, N.A.	Dynasty Acquisition Co. Inc., 3M US L + 3.50%, 3.81%, 04/06/26	1M US L + 1.25%	311,950	(52,975)
Citibank, N.A.	Dynasty Acquisition Co. Inc., 3M US L + 3.50%, 3.81%, 04/06/26	1M US L + 1.25%	167,953	(28,865)
Citibank, N.A.	Edgewater Generation LLC, 1M US L + 3.75%, 3.93%, 12/13/25	1M US L + 1.25%	687,829	(21,494)
Citibank, N.A.	Electronics for Imaging Inc., 1M US L + 5.00%, 5.18%, 07/23/26(b)	1M US L + 1.25%	250,502	(36,351)
Citibank, N.A.	Emerald 2 Ltd., 3M US L + 3.75%, 4.06%, 07/10/26	1M US L + 1.25%	272,519	(7,873)
Citibank, N.A.	Entercom Media Corp., 1M US L + 2.50%, 2.68%, 11/18/24	1M US L + 1.25%	874,683	(54,526)
Citibank, N.A.	Excelitas Technologies Corp., 3M US L + 3.50%, 4.50%, 12/02/24	1M US L + 1.25%	495,914	(3,753)
Citibank, N.A.	Eyemart Express LLC, 1M US L + 3.00%, 4.00%, 08/04/24	1M US L + 1.25%	1,085,090	(77,071)
Citibank, N.A.	Froneri International Ltd., L + 2.25%, 01/29/27	1M US L + 1.25%	962,805	(19,771)
Citibank, N.A.	Genuine Financial Holdings LLC, 1M US L + 3.75%, 3.93%, 07/11/25	1M US L + 1.25%	1,140,689	(105,061)
Citibank, N.A.	GHX Ultimate Parent Corp., 3M US L + 3.25%, 4.25%, 06/28/24	1M US L + 1.25%	678,076	(5,710)
Citibank, N.A.	Granite Acquisition Inc., 3M US L + 3.50%, 4.50%, 12/17/21	1M US L + 1.25%	470,624	(3,400)
Citibank, N.A.	Greeneden U.S. Holdings I LLC, 1M US L + 3.25%, 3.43%, 12/01/23	1M US L + 1.25%	542,329	(14,625)
Citibank, N.A.	GYP Holdings III Corp., 1M US L + 2.75%, 2.93%, 06/01/25	1M US L + 1.25%	492,505	(9,064)
Citibank, N.A.	Harbor Freight Tools USA Inc., 1M US L + 2.50%, 3.25%, 08/18/23	1M US L + 1.25%	1,471,874	(37,242)
Citibank, N.A.	Hargray Communications Group Inc., 1M US L + 3.00%, 4.00%, 05/16/24	1M US L + 1.25%	1,257,827	(35,663)
Citibank, N.A.	Hayward Industries Inc., 1M US L + 3.50%, 3.68%, 08/05/24	1M US L + 1.25%	2,070,604	(42,232)
Citibank, N.A.	H-Food Holdings LLC, 1M US L + 3.00%, 3.87%, 05/23/25	1M US L + 1.25%	1,745,998	(58,477)
Citibank, N.A.	Hub International Ltd., 3M US L + 3.00%, 4.02%, 04/25/25	1M US L + 1.25%	1,379,874	(23,816)
Citibank, N.A.	Inmar Inc., 3M US L + 4.00%, 5.07%, 05/01/24	1M US L + 1.25%	593,857	(16,183)
Citibank, N.A.	IRB Holding Corp., 3M US L + 2.75%, 3.75%, 02/05/25	1M US L + 1.25%	1,179,824	(64,960)
Citibank, N.A.	Jane Street Group LLC, 1M US L + 3.00%, 3.18%, 01/31/25	1M US L + 1.25%	888,622	(17,186)
Citibank, N.A.	Keane Group Holdings LLC, 1M US L + 3.50%, 4.50%, 05/25/25	1M US L + 1.25%	1,063,256	(118,444)
Citibank, N.A.	Kronos Acquisition Intermediate Inc., 2M US L + 4.00%, 5.00%, 05/15/23	1M US L + 1.25%	1,198,191	(7,918)
Citibank, N.A.	Lakeland Tours LLC, 3M US L + 4.25%, 5.25%, 12/16/24	1M US L + 1.25%	998,554	(465,062)
Citibank, N.A.	Level 3 Financing Inc., 1M US L + 1.75%, 1.98%, 03/01/27	1M US L + 1.25%	337,697	(17,401)
Citibank, N.A.	Lower Cadence Holdings LLC, 1M US L + 4.00%, 4.18%, 05/22/26	1M US L + 1.25%	989,726	(98,372)
Citibank, N.A.	LTI Holdings Inc., 1M US L + 3.50%, 3.68%, 09/06/25	1M US L + 1.25%	1,486,051	(125,876)
Citibank, N.A.	MA FinanceCo. LLC, 1M US L + 2.50%, 2.68%, 06/21/24	1M US L + 1.25%	71,324	(3,673)
Citibank, N.A.	Masergy Holdings Inc., 3M US L + 3.25%, 4.25%, 12/15/23	1M US L + 1.25%	1,444,272	(39,596)
Citibank, N.A.	Mauser Packaging Solutions Holding Co., 3M US L + 3.25%, 4.56%, 04/03/24	1M US L + 1.25%	2,554,157	(130,115)
Citibank, N.A.	Mavis Tire Express Services Corp., 3M US L + 3.25%, 3.56%, 03/20/25	1M US L + 1.25%	1,219,198	(80,770)
Citibank, N.A.	MED ParentCo LP, 3M US L + 4.25%, 4.61%, 08/31/26	1M US L + 1.25%	796,222	(70,783)
Citibank, N.A.	MED ParentCo LP, 3M US L + 4.25%, 4.50%, 08/31/26(c)	1M US L + 1.25%	199,153	(17,548)
Citibank, N.A.	Messer Industries GmbH, 3M US L + 2.50%, 2.81%, 03/02/26	1M US L + 1.25%	964,132	(8,350)
Citibank, N.A.	MH Sub I LLC, 3M US L + 3.75%, 4.57%, 09/13/24	1M US L + 1.25%	1,691,284	(10,267)
Citibank, N.A.	Microchip Technology Inc., 1M US L + 2.00%, 2.18%, 05/29/25	1M US L + 1.25%	273,302	(8,339)
Citibank, N.A.	Midas Intermediate Holdco II LLC, 3M US L + 2.75%, 3.75%, 08/18/21	1M US L + 1.25%	983,297	(65,939)
Citibank, N.A.	Mission Broadcasting Inc., L + 2.25%, 01/17/24	1M US L + 1.25%	198,577	(3,431)
Citibank, N.A.	MX Holdings US Inc., 1M US L + 2.75%, 2.93%, 07/31/25	1M US L + 1.25%	164,041	(4,147)
Citibank, N.A.	National CineMedia LLC, 1M US L + 3.00%, 4.00%, 06/20/25(b)	1M US L + 1.25%	272,906	(58,525)
Citibank, N.A.	Nexstar Broadcasting Inc., L + 2.25%, 01/17/24	1M US L + 1.25%	771,898	(13,340)
Citibank, N.A.	Nouryon Finance B.V., 1M US L + 3.00%, 3.19%, 10/01/25	1M US L + 1.25%	1,709,373	(71,934)
Citibank, N.A.	Oxbow Carbon LLC, 1M US L + 3.75%, 3.93%, 01/04/23(b)	1M US L + 1.25%	1,509,595	(35,503)
Citibank, N.A.	Parexel International Corp., 1M US L + 2.75%, 2.93%, 09/27/24	1M US L + 1.25%	1,861,177	(54,795)
Citibank, N.A.	Park Place Technologies LLC, 3M US L + 4.00%, 5.00%, 03/29/25	1M US L + 1.25%	342,211	(9,857)
Citibank, N.A.	Pearl Intermediate Parent LLC, 1M US L + 2.75%, 2.93%, 02/14/25	1M US L + 1.25%	1,454,177	(32,069)

See Notes to Consolidated Financial Statements.

34	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Fund Receives	Fund Pays	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Plaskolite PPC Intermediate II LLC, 2M US L + 4.25%, 5.25%, 12/15/25	1M US L + 1.25%	$672,935	$(11,800)
Citibank, N.A.	Plaze Inc., 3M US L + 3.50%, 4.57%, 08/03/26	1M US L + 1.25%	498,750	(18,464)
Citibank, N.A.	Pro Mach Group Inc., 1M US L + 2.75%, 2.93%, 03/07/25	1M US L + 1.25%	1,840,829	(56,516)
Citibank, N.A.	Project Alpha Intermediate Holding Inc., 3M US L + 3.50%, 5.38%, 04/26/24	1M US L + 1.25%	273,602	(5,544)
Citibank, N.A.	Project Boost Purchaser LLC, 1M US L + 3.50%, 3.68%, 06/01/26	1M US L + 1.25%	1,040,338	(42,799)
Citibank, N.A.	QUIKRETE Holdings Inc., 1M US L + 2.50%, 2.68%, 02/01/27	1M US L + 1.25%	550,276	(14,284)
Citibank, N.A.	RP Crown Parent LLC, 1M US L + 2.75%, 3.75%, 10/12/23	1M US L + 1.25%	545,798	(11,680)
Citibank, N.A.	Scientific Games International Inc., 3M US L + 2.75%, 3.48%, 08/14/24	1M US L + 1.25%	2,184,524	(140,172)
Citibank, N.A.	Seattle SpinCo Inc., 1M US L + 2.50%, 2.68%, 06/21/24	1M US L + 1.25%	481,667	(24,800)
Citibank, N.A.	Select Medical Corp., 1M US L + 2.50%, 2.68%, 03/06/25	1M US L + 1.25%	547,951	(23,555)
Citibank, N.A.	SRS Distribution Inc., 3M US L + 3.25%, 4.32%, 05/23/25	1M US L + 1.25%	1,631,163	(5,968)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 1.93%, 04/16/25	1M US L + 1.25%	290,837	(11,467)
Citibank, N.A.	SS&C Technologies Holdings Inc., 1M US L + 1.75%, 1.93%, 04/16/25	1M US L + 1.25%	413,957	(16,327)
Citibank, N.A.	Sunshine Luxembourg VII SARL, 6M US L + 4.25%, 5.32%, 10/01/26	1M US L + 1.25%	665,315	(19,989)
Citibank, N.A.	Telenet Financing USD LLC, 1M US L + 2.00%, 2.18%, 04/30/28	1M US L + 1.25%	673,387	(33,604)
Citibank, N.A.	Tempo Acquisition LLC, 1M US L + 2.75%, 2.93%, 05/01/24	1M US L + 1.25%	1,131,117	(40,240)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 2.43%, 05/30/25	1M US L + 1.25%	491,446	(43,542)
Citibank, N.A.	TransDigm Inc., 1M US L + 2.25%, 2.43%, 12/09/25	1M US L + 1.25%	1,142,668	(100,365)
Citibank, N.A.	Travel Leaders Group LLC, 1M US L + 4.00%, 4.18%, 01/25/24	1M US L + 1.25%	283,253	(90,933)
Citibank, N.A.	Travelport Finance Luxembourg SARL, 3M US L + 5.00%, 6.07%, 05/29/26	1M US L + 1.25%	396,841	(111,031)
Citibank, N.A.	Traverse Midstream Partners LLC, 1M US L + 4.00%, 5.00%, 09/27/24	1M US L + 1.25%	201,767	(22,468)
Citibank, N.A.	Trident TPI Holdings Inc., 3M US L + 3.00%, 4.07%, 10/17/24	1M US L + 1.25%	547,364	(4,361)
Citibank, N.A.	Truck Hero Inc., 1M US L + 3.75%, 3.93%, 04/22/24	1M US L + 1.25%	1,771,567	(99,518)
Citibank, N.A.	Uber Technologies Inc., 1M US L + 4.00%, 5.00%, 04/04/25	1M US L + 1.25%	496,021	(17,067)
Citibank, N.A.	Univision Communications Inc., 1M US L + 2.75%, 4.75%,	1M US L + 1.25%	458,248	(26,734)
Citibank, N.A.	Vectra Co., 1M US L + 3.25%, 3.43%, 03/08/25	1M US L + 1.25%	1,217,190	(43,433)
Citibank, N.A.	Venator Finance SARL, 1M US L + 3.00%, 3.18%, 08/08/24	1M US L + 1.25%	1,181,955	(56,110)
Citibank, N.A.	VICI Properties 1 LLC, L + 1.75%, 12/20/24	1M US L + 1.25%	958,013	(23,497)
Citibank, N.A.	Virgin Media Bristol LLC, 1M US L + 2.50%, 2.68%, 01/31/28	1M US L + 1.25%	502,986	(23,103)
Citibank, N.A.	WEX Inc., 1M US L + 2.25%, 2.43%, 05/15/26	1M US L + 1.25%	1,066,045	(43,115)
Citibank, N.A.	Whatabrands LLC, 1M US L + 2.75%, 2.93%, 07/31/26	1M US L + 1.25%	1,090,106	(6,727)
Citibank, N.A.	William Morris Endeavor Entertainment LLC, 1M US L + 2.75%, 2.93%, 05/18/25	1M US L + 1.25%	1,007,474	(155,448)
Citibank, N.A.	Wink Holdco Inc., 1M US L + 3.00%, 4.00%, 12/02/24	1M US L + 1.25%	906,957	(5,986)
Citibank, N.A.	Winter Park Intermediate Inc., 3M US L + 4.75%, 5.46%, 04/04/25	1M US L + 1.25%	947,859	(57,011)
Citibank, N.A.	WireCo WorldGroup Inc., 3M US L + 5.00%, 6.07%, 09/29/23	1M US L + 1.25%	1,294,525	(206,431)
Citibank, N.A.	WP CPP Holdings LLC, 3M US L + 3.75%, 4.75%, 04/30/25	1M US L + 1.25%	920,189	(104,652)
Citibank, N.A.	Zayo Group Holdings Inc., L + 3.00%, 03/09/27	1M US L + 1.25%	965,277	(12,603)
Citibank, N.A.	Ziggo Financing Partnership, 1M US L + 2.50%, 2.68%, 04/30/28	1M US L + 1.25%	2,317,446	(102,185)
			$101,869,528	$(5,954,695)
Total			$109,945,159	$(5,902,181)

(a)	The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, CRDTX SPV I, LLC, a Delaware Limited Liability Company.

(b)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).

(c)	$59,603 of this delayed draw term loan total return swap reference asset was undrawn as of June 30, 2020. The Consolidated Schedule of Investments records this investment at the full commitment value of $199,166.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	35

Griffin Institutional Access Credit Fund	Consolidated Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

ASSETS
Investments, at value (Cost $385,691,051)	$359,240,487
Cash collateral for total return swaps	32,867,289
Cash	27,463,642
Receivable for investments sold	4,615,692
Dividend and interest receivable	4,367,600
Receivable for shares sold	3,670,563
Foreign currency, at value (Cost $3,328,335)	3,315,329
Unrealized appreciation on forward foreign currency contracts (Note 3)	141,203
Unrealized appreciation on total return swap contracts (Note 3)	52,514
Prepaid expenses and other assets	55,975
Total Assets	435,790,294
LIABILITIES
Payable for investments purchased	16,768,439
Payable for distributions to shareholders	6,137,100
Unrealized depreciation on total return swap contracts (Note 3)	5,954,695
Payable to broker on total return swaps	898,109
Unrealized depreciation on forward foreign currency contracts (Note 3)	302,610
Payable for audit and tax fees	202,337
Payable for investment advisory fees (Note 4)	129,742
Payable for administration fees (Note 4)	114,617
Payable for legal fees	95,303
Payable for income tax expense	55,825
Payable for custody fees	45,968
Payable for distribution fees (Note 4)	35,074
Payable for trustees' fees (Note 4)	34,997
Payable for compliance service fees (Note 4)	27,795
Payable for shareholder servicing fees (Note 4)	26,973
Payable for transfer agency fees (Note 4)	11,045
Accrued expenses and other liabilities	106,898
Total Liabilities	30,947,527
NET ASSETS	$404,842,767
NET ASSETS CONSIST OF
Paid-in capital	$448,684,431
Total distributable earnings	(43,841,664)
NET ASSETS	$404,842,767

See Notes to Consolidated Financial Statements.

36	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

PRICING OF SHARES
Class A:
Net asset value	$22.23
Net assets	$70,328,850
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,163,801
Maximum offering price per share ((NAV/0.9425), based on maximum sales charge of 5.75% of the offering price)	$23.59
Class C:
Net asset value and maximum offering price	$22.23
Net assets	$55,725,577
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,506,717
Class I:
Net asset value and maximum offering price	$22.23
Net assets	$248,492,245
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	11,178,137
Class L:
Net asset value	$22.22
Net assets	$7,857,296
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	353,559
Maximum offering price per share ((NAV/0.9575), based on maximum sales charge of 4.25% of the offering price)	$23.21
Class F:
Net asset value and maximum offering price	$22.23
Net assets	$22,438,799
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,009,194

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	37

Griffin Institutional Access Credit Fund	Consolidated Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)
INVESTMENT INCOME
Interest income	$12,969,236
Dividend Income	345,694
Total Investment Income	13,314,930

EXPENSES
Investment advisory fees (Note 4)	3,550,253
Administration fees (Note 4)	312,257
Transfer agency fees (Note 4)	79,973
Shareholder servicing fees (Note 4):
Class A	83,361
Class C	63,274
Class L	8,124
Distribution fees (Note 4):
Class C	189,823
Class L	8,124
Legal fees	190,143
Audit and tax fees	143,337
Reports to shareholders and printing fees	124,915
Compliance service fees (Note 4)	98,356
Trustees' fees (Note 4)	70,595
Custody fees	50,351
State registration fees	37,756
Insurance fees	25,691
Income tax expense	15,421
Other expenses	63,609
Total Expenses	5,115,363
Fees waived/expenses reimbursed by Adviser (Note 4)	(2,716,627)
Net Expenses	2,398,736
Net Investment Income	10,916,194
NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS, TOTAL RETURN SWAPS, FORWARD FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
Net realized loss on investments	(8,656,814)
Net realized loss on total return swap contracts	(3,501,052)
Net realized gain on forward foreign currency transactions	665,657
Net realized gain on foreign currency translation	229,483
Net realized loss	(11,262,726)
Net change in unrealized depreciation on investments	(25,113,878)
Net change in unrealized depreciation on total return swap contracts	(7,150,295)
Net change in unrealized appreciation on forward foreign currency transactions	188,326
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(72,922)
Net change in unrealized depreciation	(32,148,769)
NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS, TOTAL RETURN SWAPS, FORWARD FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES	(43,411,495)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,495,301)

See Notes to Consolidated Financial Statements.

38	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:
Net investment income	$10,916,194	$18,223,066
Net realized gain/(loss)	(11,262,726)	1,365,655
Net change in unrealized appreciation/(depreciation)	(32,148,769)	8,433,736
Net Increase/(Decrease) in Net Assets Resulting from Operations	(32,495,301)	28,022,457
DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From distributable earnings	(2,164,190)	(3,317,970)
Class C
From distributable earnings	(1,643,080)	(2,252,164)
Class I
From distributable earnings	(7,696,572)	(11,833,166)
Class L
From distributable earnings	(211,130)	(219,150)
Class F
From distributable earnings	(744,659)	(1,850,503)
Total Distributions to Shareholders	(12,459,631)	(19,472,953)
BENEFICIAL INTEREST TRANSACTIONS, IN DOLLARS:
Class A
Shares sold	13,415,199	38,038,611
Distributions reinvested	885,800	1,411,775
Shares redeemed (Note 7)	(1,784,177)	(4,777,404)
Exchanged out	(356,823)	(1,458,696)
Class C
Shares sold	12,288,376	30,439,390
Distributions reinvested	760,869	1,109,412
Shares redeemed (Note 7)	(503,602)	(1,375,198)
Exchanged out	(243,554)	(107,965)
Class I
Shares sold	67,820,843	124,903,028
Distributions reinvested	2,654,479	4,638,141
Shares redeemed (Note 7)	(31,348,513)	(17,518,952)
Exchanged in	600,377	1,566,661
Class L
Shares sold	2,888,787	3,529,683
Distributions reinvested	112,320	122,699
Shares redeemed (Note 7)	–	(44,603)
Class F
Distributions reinvested	156,025	351,903
Shares redeemed (Note 7)	(965,797)	(2,194,872)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	66,380,609	178,633,613
Net increase in net assets	21,425,677	187,183,117
NET ASSETS:
Beginning of year	383,417,090	196,233,973
End of year	$404,842,767	$383,417,090

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	39

Griffin Institutional Access Credit Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Other Information
BENEFICIAL INTEREST TRANSACTIONS, IN SHARES:
Class A
Beginning shares	2,648,784	1,305,814
Shares sold	568,498	1,538,935
Distributions reinvested	41,643	56,950
Shares redeemed (Note 7)	(78,892)	(194,058)
Exchanged out	(16,232)	(58,857)
Net increase in shares outstanding	515,017	1,342,970
Ending shares	3,163,801	2,648,784
Class C
Beginning shares	1,971,838	753,530
Shares sold	532,447	1,233,805
Distributions reinvested	35,756	44,746
Shares redeemed (Note 7)	(22,439)	(55,885)
Exchanged out	(10,885)	(4,358)
Net increase in shares outstanding	534,879	1,218,308
Ending shares	2,506,717	1,971,838
Class I
Beginning shares	9,517,341	4,919,684
Shares sold	2,905,776	5,056,931
Distributions reinvested	124,731	187,067
Shares redeemed (Note 7)	(1,396,828)	(709,556)
Exchanged in	27,117	63,215
Net increase in shares outstanding	1,660,796	4,597,657
Ending shares	11,178,137	9,517,341
Class L
Beginning shares	222,486	76,255
Shares sold	125,790	143,071
Distributions reinvested	5,283	4,950
Shares redeemed (Note 7)	–	(1,790)
Net increase in shares outstanding	131,073	146,231
Ending shares	353,559	222,486
Class F
Beginning shares	1,042,940	1,117,837
Distributions reinvested	7,342	14,192
Shares redeemed (Note 7)	(41,088)	(89,089)
Net decrease in shares outstanding	(33,746)	(74,897)
Ending shares	1,009,194	1,042,940

See Notes to Consolidated Financial Statements.

40	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Consolidated Statement of Cash Flows

For the Six Months Ended June 30, 2020 (Unaudited)
Operating Activities:
Net decrease in net assets resulting from operations	$(32,495,301)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investments	(266,627,597)
Proceeds from sale of investments	209,131,332
Net realized loss on investments	8,656,814
Net unrealized depreciation on investments	25,113,878
Net unrealized depreciation on total return swap contracts	7,150,295
Net unrealized depreciation on forward foreign currency contracts	(188,326)
Amortization and accretion of discounts and premiums, net	(240,410)
PIK dividends and interest	(145,438)
Change in operating assets and liabilities:
Dividend and interest receivables	(1,041,906)
Receivable due from adviser	171,471
Receivable on total return swaps	18,530
Prepaid expenses and other assets	(47,220)
Payable for investment advisory fees	129,742
Payable for distribution fees	4,376
Payable for shareholder servicing fees	2,740
Payable for transfer agency fees	(59,555)
Payable for administration fees	(45,104)
Payable for trustees' fees	5,313
Payable for legal fees	26,521
Payable for audit and tax fees	(172,163)
Payable for custody fees	713
Payable for compliance service fees	(38,793)
Payable to broker on total return swaps	783,138
Payable for income tax expense	(47,792)
Payable for insurance fees	(5,640)
Accrued expenses and other liabilities	(64,002)
Net cash used in operating activities	(50,024,384)

Financing Activities:
Proceeds from shares sold	97,586,072
Cost of shares redeemed	(34,602,089)
Distributions paid to common shareholders	(7,565,240)
Net cash provided by financing activities	55,418,743
Effect of exchange rates on cash	(83,303)

Cash and cash equivalents, beginning of period	$58,335,204
Cash and cash equivalents, end of period	$63,646,260

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$4,569,493

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	31,104,210
Cash collateral for total return swaps	27,230,994
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	30,778,971
Cash collateral for total return swaps	32,867,289

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	41

Griffin Institutional Access Credit Fund – Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period April 3, 2017 (Commencement of Operations) to December 31, 2017
Net asset value, beginning of period	$24.89		$24.01		$25.30		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		1.59		1.52		0.92
Net realized and unrealized gain/(loss)	(2.57)		1.01		(1.27)		0.16
Total from investment operations	(1.93)		2.60		0.25		1.08

DISTRIBUTIONS:
From net investment income(b)	(0.73)		(1.72)		(1.54)		(0.78)
Total distributions	(0.73)		(1.72)		(1.54)		(0.78)

Net increase/(decrease) in net asset value	(2.66)		0.88		(1.29)		0.30
Net asset value, end of period	$22.23		$24.89		$24.01		$25.30
TOTAL RETURN(c)	(7.58)%		11.04%		0.93%		4.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$70,329		$65,930		$31,350		$14,581
Ratios to Average Net Assets
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.73	%(d)	2.97%		3.32%		5.15	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)(f)	0.54	%(f)	0	%(g)	0	%(g)
Ratio of net investment income to average net assets	5.69	%(d)	6.45%		6.09%		4.86	%(d)

Portfolio turnover rate(h)	61%		72%		56%		48%

(a)	Calculated using the average shares method.

(b)	Distributions are based on a daily accrual of net investment income which will vary based on investment yields and daily shares outstanding (see Note 6).

(c)	Total returns are for the period indicated and have not been annualized for periods less than a year and do not reflect the impact of the applicable sales charge. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	The gross expense ratio included non-recurring organizational costs.

(f)	For the period of January 1, 2019 to August 25, 2019 the Adviser voluntarily absorbed all of the operating expenses of the Fund. For the period of August 26, 2019 to June 30, 2020, the Adviser voluntarily absorbed operating expenses of the Fund in excess of 1.25% of net assets. In the absence of the election by the Fund's investment adviser to bear certain of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(g)	The Adviser voluntarily absorbed all of the operating expenses of the Fund during the period. In the absence of the election by the Fund's investment adviser to bear all of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(h)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

42	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund – Class C	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period April 3, 2017 (Commencement of Operations) to December 31, 2017
Net asset value, beginning of period	$24.89		$24.01		$25.30		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		1.58		1.52		0.91
Net realized and unrealized gain/(loss)	(2.57)		1.02		(1.27)		0.17
Total from investment operations	(1.93)		2.60		0.25		1.08

DISTRIBUTIONS:
From net investment income(b)	(0.73)		(1.72)		(1.54)		(0.78)
Total distributions	(0.73)		(1.72)		(1.54)		(0.78)

Net increase/(decrease) in net asset value	(2.66)		0.88		(1.29)		0.30
Net asset value, end of period	$22.23		$24.89		$24.01		$25.30
TOTAL RETURN(c)	(7.58)%		11.04%		0.94%		4.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$55,726		$49,083		$18,091		$6,681
Ratios to Average Net Assets
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.48	%(d)	3.73%		4.07%		6.25	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)(f)	0.56	%(f)	0	%(g)	0	%(g)
Ratio of net investment income to average net assets	5.69	%(d)	6.41%		6.12%		4.83	%(d)

Portfolio turnover rate(h)	61%		72%		56%		48%

(a)	Calculated using the average shares method.

(b)	Distributions are based on a daily accrual of net investment income which will vary based on investment yields and daily shares outstanding (see Note 6).

(c)	Total returns are for the period indicated and have not been annualized for periods less than a year and do not reflect the impact of the applicable sales charge. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	The gross expense ratio included non-recurring organizational costs.

(f)	For the period of January 1, 2019 to August 25, 2019 the Adviser voluntarily absorbed all of the operating expenses of the Fund. For the period of August 26, 2019 to June 30, 2020, the Adviser voluntarily absorbed operating expenses of the Fund in excess of 1.25% of net assets. In the absence of the election by the Fund's investment adviser to bear certain of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(g)	The Adviser voluntarily absorbed all of the operating expenses of the Fund during the period. In the absence of the election by the Fund's investment adviser to bear all of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(h)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	43

Griffin Institutional Access Credit Fund – Class I	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period April 3, 2017 (Commencement of Operations) to December 31, 2017
Net asset value, beginning of period	$24.89		$24.01		$25.30		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		1.59		1.52		0.90
Net realized and unrealized gain/(loss)	(2.57)		1.01		(1.27)		0.19
Total from investment operations	(1.93)		2.60		0.25		1.09

DISTRIBUTIONS:
From net investment income(b)	(0.73)		(1.72)		(1.54)		(0.79)
Total distributions	(0.73)		(1.72)		(1.54)		(0.79)

Net increase/(decrease) in net asset value	(2.66)		0.88		(1.29)		0.30
Net asset value, end of period	$22.23		$24.89		$24.01		$25.30
TOTAL RETURN(c)	(7.58)%		11.04%		0.95%		4.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$248,492		$236,901		$118,119		$42,593
Ratios to Average Net Assets
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.48	%(d)	2.72%		3.07%		5.62	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)(f)	0.54	%(f)	0	%(g)	0	%(g)
Ratio of net investment income to average net assets	5.69	%(d)	6.44%		6.12%		4.78	%(d)

Portfolio turnover rate(h)	61%		72%		56%		48%

(a)	Calculated using the average shares method.

(b)	Distributions are based on a daily accrual of net investment income which will vary based on investment yields and daily shares outstanding (see Note 6).

(c)	Total returns are for the period indicated and have not been annualized for periods less than a year and do not reflect the impact of the applicable sales charge. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	The gross expense ratio included non-recurring organizational costs.

(f)	For the period of January 1, 2019 to August 25, 2019 the Adviser voluntarily absorbed all of the operating expenses of the Fund. For the period of August 26, 2019 to June 30, 2020, the Adviser voluntarily absorbed operating expenses of the Fund in excess of 1.25% of net assets. In the absence of the election by the Fund's investment adviser to bear certain of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(g)	The Adviser voluntarily absorbed all of the operating expenses of the Fund during the period. In the absence of the election by the Fund's investment adviser to bear all of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(h)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

44	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund – Class L	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period September 5, 2017 (Commencement of Operations) to December 31, 2017
Net asset value, beginning of period	$24.89		$24.01		$25.30		$25.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		1.57		1.53		0.40
Net realized and unrealized gain/(loss)	(2.58)		1.03		(1.28)		0.06
Total from investment operations	(1.94)		2.60		0.25		0.46

DISTRIBUTIONS:
From net investment income(b)	(0.73)		(1.72)		(1.54)		(0.37)
Total distributions	(0.73)		(1.72)		(1.54)		(0.37)

Net increase/(decrease) in net asset value	(2.67)		0.88		(1.29)		0.09
Net asset value, end of period	$22.22		$24.89		$24.01		$25.30
TOTAL RETURN(c)	(7.62)%		11.05%		0.94%		1.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,857		$5,537		$1,831		$520
Ratios to Average Net Assets
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.98	%(d)	3.19%		3.45%		4.17	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)(e)	0.59	%(e)	0	%(f)	0	%(f)
Ratio of net investment income to average net assets	5.70	%(d)	6.38%		6.14%		4.88	%(d)

Portfolio turnover rate(g)	61%		72%		56%		48%

(a)	Calculated using the average shares method.

(b)	Distributions are based on a daily accrual of net investment income which will vary based on investment yields and daily shares outstanding (see Note 6).

(c)	Total returns are for the period indicated and have not been annualized for periods less than a year and do not reflect the impact of the applicable sales charge. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	For the period of January 1, 2019 to August 25, 2019 the Adviser voluntarily absorbed all of the operating expenses of the Fund. For the period of August 26, 2019 to June 30, 2020, the Adviser voluntarily absorbed operating expenses of the Fund in excess of 1.25% of net assets. In the absence of the election by the Fund's investment adviser to bear certain of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(f)	The Adviser voluntarily absorbed all of the operating expenses of the Fund during the period. In the absence of the election by the Fund's investment adviser to bear all of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(g)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | June 30, 2020	45

Griffin Institutional Access Credit Fund – Class F	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period September 25, 2017 (Commencement of Operations) to December 31, 2017
Net asset value, beginning of period	$24.90		$24.01		$25.30		$25.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		1.63		1.50		0.32
Net realized and unrealized gain/(loss)	(2.58)		0.97		(1.26)		0.03
Total from investment operations	(1.94)		2.60		0.24		0.35

DISTRIBUTIONS:
From net investment income(b)	(0.73)		(1.71)		(1.53)		(0.30)
Total distributions	(0.73)		(1.71)		(1.53)		(0.30)

Net increase/(decrease) in net asset value	(2.67)		0.89		(1.29)		0.05
Net asset value, end of period	$22.23		$24.90		$24.01		$25.30
TOTAL RETURN(c)	(7.63)%		11.06%		0.91%		1.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$22,439		$25,965		$26,843		$38,254
Ratios to Average Net Assets
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.48	%(d)	2.70%		3.03%		3.27	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)(e)	0.43	%(e)	0	%(f)	0	%(f)
Ratio of net investment income to average net assets	5.68	%(d)	6.58%		5.99%		4.85	%(d)

Portfolio turnover rate(g)	61%		72%		56%		48%

(a)	Calculated using the average shares method.

(b)	Distributions are based on a daily accrual of net investment income which will vary based on investment yields and daily shares outstanding (see Note 6).

(c)	Total returns are for the period indicated and have not been annualized for periods less than a year. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	For the period of January 1, 2019 to August 25, 2019 the Adviser voluntarily absorbed all of the operating expenses of the Fund. For the period of August 26, 2019 to June 30, 2020, the Adviser voluntarily absorbed operating expenses of the Fund in excess of 1.25% of net assets. In the absence of the election by the Fund's investment adviser to bear certain of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(f)	The Adviser voluntarily absorbed all of the operating expenses of the Fund during the period. In the absence of the election by the Fund's investment adviser to bear all of the Fund's operating expenses, the ratio of expenses to average net assets including fee waivers and reimbursements would have been higher.

(g)	Portfolio turnover rate for periods less than one full year has not been annualized and is calculated at the Fund level.

See Notes to Consolidated Financial Statements.

46	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations (“CLOs”), and other fixed-income and fixed-income related securities. The portfolio may consist of high yield bonds and bank loans, equity securities, CLOs, and direct lending investments, which may include senior direct lending (“SDL”) as well as subordinate and unitranche direct lending. The Fund may also acquire warrants and other equity interests through its direct lending activities. The portfolio may also consist of, to a lesser extent, special situations investments such as non-performing loans (“NPLs”). In pursuing its investment objective, the Fund may also directly or indirectly invest in derivative investments, such as total return swap agreements.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017 and are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. An affiliate of the Adviser owns shares in the Fund representing 2.07% of net asset value.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability company operating agreement. As a wholly-owned subsidiary of the Fund, the financial statements of the NPL Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the NPL Subsidiary are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of CRDTX SPV I, LLC – CRDTX SPV I, LLC, (the “Swap Subsidiary”), a Delaware Limited Liability Company and wholly-owned subsidiary of the Fund, was formed on November 27, 2018. The Swap Subsidiary, on behalf of the Fund, has entered into a series of single-asset total return swaps (the “Swaps”) on individual bank loans (each a “Reference Asset”). The Fund is the managing and sole member of the Swap Subsidiary pursuant to a limited liability company operating agreement. Further, the Fund will remain the sole member and will continue to wholly own and control the Swap Subsidiary. As a wholly-owned subsidiary of the Fund, the financial statements of the Swap Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. The Swaps that the Swap Subsidiary has entered into are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

Semi-Annual Report | June 30, 2020	47

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Single-Asset Subsidiaries – Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). The Single-Asset Subsidiaries are generally formed as needed to hold a particular equity investment obtained in private transactions. The financial statements of the Single-Asset Subsidiaries are included in the consolidated financial statements and financial highlights of the Fund. The equity holdings of the Single-Asset Subsidiaries are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund will generally consolidate any wholly-owned or controlled subsidiary. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its wholly-owned and controlled subsidiaries.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s Valuation Policy, portfolio securities of the Fund are valued at their current market values determined on the basis of readily available market or dealer quotations. Market and dealer quotations are obtained from independent pricing services approved by the Board of Trustees (the “Trustees”). Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service. With respect to the Swaps, each Reference Asset is marked daily at its quoted price obtained from an independent pricing service. The collective daily value of each Swap is based on the daily value of the Reference Asset together with accrued income of the Reference Asset and the accrued expenses incurred under the Swap agreement. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts and Swaps will not be recorded in the Consolidated Statement of Assets and Liabilities. However, fluctuations in the value of the forward foreign currency exchange contracts, and Swaps will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

If market or dealer quotations are not readily available or deemed unreliable, such securities are valued at fair value in good faith pursuant to procedures adopted by the Trustees. The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the Valuation Policy approved by the Trustees. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors as relevant, including but not limited to: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values, yields, and current pricing of securities that have comparable characteristics; (3) knowledge of current and historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, including enterprise value of portfolio company, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fair Value Pricing Committee will give consideration to all factors which might reasonably affect the fair value of an investment. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in determining the fair value of certain securities for which market or dealer quotations are not available. The independent third-party valuation specialists provide the Fair Value Pricing Committee with a valuation report that includes a description of the methodology used to measure fair value and the analysis and calculations supporting its conclusion. To the extent deemed necessary by the Adviser, the Trustees will review any security valued by the Adviser and/or the Fair Value Pricing Committee in accordance with the Fund’s Valuation Policy. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

48	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$99,850,239	$92,895,660	$192,745,899
Corporate Bonds	–	128,336,015	1,790,888	130,126,903
Convertible Corporate Bonds	–	2,674,645	–	2,674,645
Collateralized Loan Obligations	–	29,018,842	–	29,018,842
Common Stocks	–	–	945	945
Equity Interest	–	700,000	3,973,253	4,673,253
Total	$–	$260,579,741	$98,660,746	$359,240,487
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$141,203	$–	$141,203
Total Return Swap Contracts	–	28,348	24,166	52,514
Liabilities:
Forward Foreign Currency Contracts	–	(302,610)	–	(302,610)
Total Return Swap Contracts	–	(5,698,218)	(256,477)	(5,954,695)
Total	$–	$(5,831,277)	$(232,311)	$(6,063,588)

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contracts' value.

Semi-Annual Report | June 30, 2020	49

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Corporate Bonds	Common Stocks	Equity Interest	Total
Balance as of December 31, 2019	$98,317,206	$–	$–	$4,533,196	$102,850,402
Accrued Discount/Premium	137,487	1,594	–	–	139,081
Realized Gain/(Loss)	(437,808)	–	–	33,546	(404,262)
Change in Unrealized Appreciation/(Depreciation)	(4,982,739)	126,794	–	(453,071)	(5,309,016)
Purchases	25,262,026	1,662,500	–	45,253	26,969,779
Sales Proceeds	(12,072,069)	–	–	(185,671)	(12,257,740)
Transfer into Level 3	1,488,845	–	945	–	1,489,790
Transfer out of Level 3	(14,817,288)	–	–	–	(14,817,288)
Balance as of June 30, 2020	$92,895,660	$1,790,888	$945	$3,973,253	$98,660,746
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020	$(2,971,290)	$126,794	$(6,457)	$(306,358)	$(3,157,311)

The following is a reconciliation for the six months ended June 30, 2020 of the total return swap contracts for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Return Swaps
Balance as of December 31, 2019	$32,222
Accrued Discount/Premium	$–
Realized Gain/(Loss)	$–
Change in Unrealized Appreciation/Depreciation	$(363,586)
Purchases	$24,166
Sales Proceeds	$(4,461)
Transfer into Level 3	$(256,477)
Transfer Out of Level 3	$335,825
Balance as of June 30, 2020	$(232,311)
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statements of Operations attributable to Level 3 investments held at June 30, 2020	$(232,311)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

				Range
Asset Class	Fair Value	Valuation Technique	Unobservable Inputs(a)	Minimum	Maximum	Weighted Average
Bank Loans	$76,892,115	Yield Analysis	Market Yield	5.30%	13.48%	7.99%
Bank Loans	9,532,748	Third Party Pricing Service	Broker Quote	$76.50	$100.50	$90.47
Bank Loans	6,200,846(b)	Purchase Price	Purchase Price	$96.00	$100.00	$98.07
Bank Loan	269,951	Recovery Analysis	EBITDA Multiple	8.25x	8.25x	8.25x
Common Stock	945	Third Party Pricing Service	Broker Quote	$0.75	$0.75	$0.75
Corporate Bond	1,790,888	Discounted Cash Flows	Discount Rate	10.90%	10.90%	10.90%
Equity Interest	2,616,338	Discounted Cash Flows	Discount Rate	14.80%	14.80%	14.80%
Equity Interests	1,199,901	Enterprise Value Analysis	EBITDA Multiple	7.75x	11.00x	8.18x
Equity Interest	157,014	Recovery Analysis	EBITDA Multiple	8.00x	8.00x	8.00x
Total	$98,660,746
Total Return Swap Contracts	$(232,311)	Third Party Pricing Service	Broker Quote	$78.50	$99.50	$84.38

50	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Broker Quote	Increase	Decrease
Purchase Price	N/A	N/A

(b)	Investments acquired during the quarter ended June 30, 2020.

The Fund used valuation techniques consistent with the income approach and market approach to determine the fair value of certain Level 3 assets for the six months ended June 30, 2020 The valuation techniques utilized by the Fund include enterprise value analysis, discounted cash flows analysis, yield analysis, and recovery analysis. The enterprise value analysis measures fair value of a portfolio company based upon an assessment of multiples such as EBITDA or revenue that are typically determined through review of market comparable transactions and publicly traded comparable companies. Such multiples are subsequently applied to the underlying portfolio company financial multiple, generally EBITDA or revenue, to estimate enterprise value. Total enterprise value is first allocated to the debt holders and then allocated across the capital structure reflecting applicable rights and preferences of the remaining equity securities to determine fair value of certain of the Fund’s equity interests. The significant unobservable input used in the enterprise value analysis is generally the EBITDA multiple or revenue. The Fund also utilized the discounted cash flows analysis to measure fair value of certain of the Fund’s equity and debt investments. The discounted cash flows analysis is a technique whereby future expected cash flows of the underlying investment are discounted to determine a present value using a discount rate. The significant unobservable input used in the discounted cash flows analysis is the discount rate. The yield analysis technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry which are used to establish a discount rate. Future cash flows are then discounted back to present value using the discount rate to determine fair value of certain of the Fund’s debt investments. The significant unobservable input used in the yield analysis is yield. The recovery analysis is utilized when there is insufficient enterprise value coverage for the portfolio company’s debt. The recovery analysis measures fair value of an investment by adding the portfolio company’s cash to its enterprise value to determine distributable value available to debt holders. Remaining proceeds available for each tranche of debt, based on priority, are then divided by the par of the debt. The significant unobservable input used in the recovery analysis is typically the EBITDA multiple.

Generally, new investments not valued by an independent pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. The Fair Value Pricing Committee subsequently determines the application of a fair value methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the applicable portfolio company between the time of investment and the next valuation date.

Securities Transactions, Revenue Recognition and Expenses – The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Semi-Annual Report | June 30, 2020	51

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the six months ended June 30, 2020, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. At June 30, 2020, the Fund had $3,530,244 at par value in unfunded loan commitments.

Defaulted Securities – The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of June 30, 2020, the aggregate value of those securities was $1,672,574 representing 0.41% of the Fund's net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on interest of receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Distributions to Shareholders – The Fund intends to accrue dividends daily and to distribute as of the last business day of each quarter. Distributions of net capital gains are normally accrued and distributed in December. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

52	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” (more than a fifty percent chance) to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 returns.

Commitments and Contingencies – In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and may be engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as total return swaps and forward foreign currency contracts. In doing so, the Fund and its Swap Subsidiary will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the six months ended June 30,

2020 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Total Return Swap Contracts – The Fund’s Swap Subsidiary has entered into a series of single-asset total return swaps on individual bank loans with Citibank, N.A. (“Citi”) as the counterparty. The Swaps allow the Fund to indirectly obtain exposure to the Reference Assets, each a bank loan, without owning or taking physical custody of the underlying bank loans. Each Swap is an agreement between the Swap Subsidiary and Citi in which Citi has contractually committed to make payments based on the total return (income plus realized appreciation) of each Reference Asset in exchange for a periodic payment from the Swap Subsidiary based on a floating interest rate and any realized depreciation of each Reference Asset. If the total return of the Reference Asset exceeds or falls short of the offsetting floating interest rate obligation, the Swap Subsidiary receives payment from or makes payment to Citi, respectively. Additionally, the Fund’s Swap Subsidiary posts collateral to cover its potential contractual obligations under the Swaps. Each Swap is marked-to-market daily consistent with the Fund’s Valuation Policy and changes in value are recorded by the Fund as unrealized gain or loss in the consolidated financial statements. When a Swap is terminated, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

Semi-Annual Report | June 30, 2020	53

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

The Swaps effectively add leverage to the Fund’s portfolio by providing investment exposure to underlying bank loans without owning or taking physical custody of such bank loans. In an effort to limit leverage risk, the Fund will earmark assets determined to be liquid to cover its obligations under the Swap agreements. The use of Swaps includes the risks associated with each Reference Asset including the risk that the underlying bank loan defaults. The Fund bears the risk of unfavorable changes in market prices of the underlying Reference Assets. Risk may also arise upon entering into these contracts from the potential inability of the counterparty to meet the terms of its contract.

Fair values of forward foreign currency contracts and total return swap contracts on the Consolidated Statement of Assets and Liabilities as of June 30, 2020, categorized by risk exposure:

Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$141,203	Unrealized depreciation on forward foreign currency contracts	$(302,610)
Market and Credit Risk (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	52,514	Unrealized depreciation on total return swap contracts	(5,954,695)
Total		$193,717		$(6,257,305)

For the six months ended June 30, 2020, the average monthly notional value of forward foreign currency contracts and total return swap contracts was $489,121 and $113,119,690, respectively.

The effect of forward foreign currency contracts and total return swap contracts on the Consolidated Statement of Operations for the six months ended June 30, 2020:

Risk Exposure	Consolidated Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized gain/(loss) on forward foreign currency contracts	$665,657	Change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	$188,326
Market and Credit Risk (Total Return Swap Contracts)	Net realized gain/(loss) on total return swaps	(3,501,052)	Change in unrealized appreciation/ (depreciation) on total return swaps	(7,150,295)
Total		$(2,835,395)		$(6,961,969)

4. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with the Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee of 1.85% of the average daily net assets of the Fund, computed daily and payable monthly. Sub-advisory services are provided to the Fund pursuant to an agreement among the Fund, Adviser and Sub-Adviser ("Sub-Advisory Agreement"). The Adviser has agreed to pay the Sub-Adviser as compensation under the Investment Sub-Advisory Agreement a quarterly fee computed at the annual rate of the daily net assets as set forth below. The Sub-Adviser is compensated by the Adviser out of advisory fees paid by the Fund to the Adviser; the Fund does not compensate the Sub-Adviser.

54	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Annual Sub-Advisory Fee Rate as a Percentage of Average Daily Net Assets:

$0 to $250M	0.75%
$250M to $500M	0.65%
$500M to $1B	0.60%
Over $1B	0.55%

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until April 30, 2021, so that the total annual operating expenses of the Fund do not exceed 2.60% per annum of Class A average daily net assets, 3.35% per annum of Class C average daily net assets, 2.35% per annum of Class I average daily net assets, 2.85% per annum of Class L average daily net assets and 1.85% per annum of Class F average daily net assets (the “Expense Limitations”). The agreement can be extended at the discretion of the Adviser and the Trustees. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date such expenses were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitations in place at the time of waiver or at the time of reimbursement to be exceeded. The operating expenses absorbed by the Adviser that limit each share class’ operating expenses to the contractual limitations provided above are recoupable except that fees waived and Fund expenses paid or absorbed with respect to Class F assets will not be repaid or reimbursed.

In addition to the Expense Limitation Agreement described above, the Adviser voluntarily waived or absorbed all of the operating expenses of the Fund from the commencement of Fund operations until August 25, 2019. Operating expenses voluntarily waived or absorbed by the Adviser during the aforementioned period are not subject to recoupment by the Adviser. For the period of August 26, 2019 to June 30, 2020, the Adviser has voluntarily waived or absorbed operating expenses of the Fund in excess of 1.25% of net assets. Operating expenses voluntarily waived or absorbed by the Adviser in excess of 1.25% of net assets and below the contractual share class expense limitations are not subject to recoupment by the Adviser. The Adviser will continue to bear such expenses on a going forward basis in its discretion and is under no obligation to continue to do so for any specified period of time.

During the six months ended June 30, 2020, fees waived and reimbursed expenses to the Fund by the Adviser totaled $2,716,627. The balance of recoupable expenses for the fund was as follows:

Expires December 31, 2022	Expires December 31, 2023
$537,135	$237,973

Fund Administration and Accounting Fees and Expenses

ALPS Fund Services, Inc. serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services. The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agency Fees and Expenses

DST Systems, Inc. serves as transfer, distribution paying and shareholder servicing agent for the Fund and receives customary fees from the Fund for such services.

Custody Fees and Expenses

The Bank of New York Mellon Trust Company, National Association serves as the Fund’s custodian and receives customary fees from the Fund for such services.

Distribution and Shareholder Servicing Fees and Expenses

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as principal underwriter of shares of the Fund. Under the Distribution Agreement, the Class C shares and Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% and 0.25% of the Fund’s average daily net assets attributable to Class C shares and Class L shares, respectively, payable on a monthly basis. For the six months ended June 30, 2020, Class C shares and Class L shares incurred distribution fees of $189,823 and $8,124, respectively. Class A, Class I and Class F shares are not currently subject to a Distribution Fee. Under the Shareholder Services Plan, the Class A, Class C and Class L shares may pay up to 0.25% per year of their average daily net assets for such services. For the six months ended June 30, 2020, Class A, Class C and Class L shares incurred shareholder servicing fees of $83,361, $63,274, and $8,124, respectively. Class I shares are not currently subject to a shareholder services fee.

Semi-Annual Report | June 30, 2020	55

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

The Distributor has entered into a wholesale marketing agreement with Griffin Capital Securities, LLC (“GCS”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesale marketing agreement, GCS will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers, registered investment advisers, and wirehouses.

Officer and Trustee Compensation

Each “non-interested” Trustee receives an annual retainer of $40,000, paid quarterly, as well as reimbursement for any reasonable expenses incurred attending meetings and $500 per each special telephonic meeting (exclusive of one special telephonic meeting per year). The Chair of the Fund’s Audit Committee receives an additional $15,000 annually. None of the executive officers, with the exception of the Chief Compliance Officer, receive compensation from the Fund.

Certain Trustees and officers of the Fund are also officers of the Adviser and, with the exception of the Chief Compliance Officer, are not paid by the Fund for serving in such capacities.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$262,168,915	$210,588,126

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the annual report.

The tax character of distributions paid for the fiscal year ended December 31, 2019 was as follows:

Year	Ordinary Income	Long-Term Capital Gain	Return of Capital
2019	$19,472,953	$–	$–

As of June 30, 2020, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was as follows:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
$5,849,952	$(38,488,512)	$(32,638,560)	$385,815,458

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily due to premium amortization, wash sales, forward contracts and passive foreign investment companies.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2019, the following amounts are available as carry forwards to the next tax year:

Fund Name	Short Term	Long Term
Griffin Institutional Access Credit Fund	$–	$235,915

56	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

7. REPURCHASE OFFERS

As a continuously offered, closed-end interval fund, the Fund has adopted a fundamental policy in which it offers to repurchase at net asset value no less than 5% of the outstanding shares of the Fund once each quarter. It is possible that a repurchase offer may be oversubscribed and as such there is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchase offers. Shareholders will receive written notice of each quarterly repurchase offer ("Repurchase Offer Notice") that includes the date the repurchase offer period ends ("Repurchase Request Deadline") and the date the repurchase price will be determined ("Repurchase Pricing Date"). Shares will be repurchased at the NAV per share determined on the Repurchase Pricing Date.

During the six months ended June 30, 2020, the Fund completed two quarterly repurchase offers. In which, the Fund offered to repurchase up to

5% of its outstanding shares as of each respective Repurchase Request Deadline. All shareholder repurchase requests received by the Fund in good order by the February 5, 2020 Repurchase Request Deadline were honored in their full amounts. The shareholder repurchase requests received by the Fund in good order by the May 6, 2020 Repurchase Request Deadline exceeded the number of shares of the Fund subject to the repurchase offer and as such, the Fund determined to repurchase shares on a pro rata basis. Accordingly, the Fund repurchased approximately 52.88% of the total number of shares tendered for repurchase. The result of the aforementioned repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	December 27, 2019	March 27, 2020
Repurchase Request Deadline	February 5, 2020	May 6, 2020
Repurchase Pricing Date	February 5, 2020	May 6, 2020
Amount Repurchased	$15,602,901	$18,999,188
Shares Repurchased	627,140	912,107

8. RISK FACTORS

In the normal course of business, the Fund invests in financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. The following list is not intended to be a comprehensive listing of all of the potential risks associated with the Fund. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus and Statement of Additional Information (“SAI”).

COVID-19 Risk An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Bank Loans Risk The Fund expects that some of its investments will consist of interests in loans originated by banks and other financial institutions. The loans invested in by the Fund may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. Purchasers of bank loans are predominantly commercial banks, investment funds and investment banks. As secondary market trading volumes for bank loans increase, new bank loans are frequently adopting standardized documentation to facilitate loan trading which should improve market liquidity. There can be no assurance as to when or even if this current market illiquidity and volatility will abate or that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity, that the current period of illiquidity will not persist or worsen and that the market will not experience periods of significant illiquidity in the future. In addition, the Fund will make investments in stressed or distressed bank loans which are often less liquid than performing bank loans. The Fund may utilize Swaps for the purpose of gaining exposure to bank loans.

Semi-Annual Report | June 30, 2020	57

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

CLO Risk In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLO equity and junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.

The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. The Fund’s CLO investments and/or the underlying senior secured loans may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets.

Credit Risk There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Cybersecurity Risk Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

58	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Debt Securities Risk When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Direct Origination Risk A portion of the Fund’s investment may be originated by certain affiliates of the Sub-Adviser, subject to the conditions of the Fund’s exemptive relief. The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and Sub-Adviser will be able to identify and make investments that are consistent with its investment objective. Additionally, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and Sub-Adviser intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.

Foreign Exchange Rate Risk Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

High Yield Debt Risk A substantial portion of the high yield debt in which the Fund intends to invest are rated below investment-grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit and liquidity risk than more highly rated debt obligations. Lower-rated securities may include securities that have the lowest rating or are in default. High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often less liquid than higher rated securities.

Leveraging Risk The use of leverage, such as in connection with Swaps and borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index could result in a loss substantially greater than the amount invested in the derivative itself. When the Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In an effort to limit leverage risk, the Fund will earmark assets determined to be liquid to cover its obligations under swap agreements.

Liquidity of Investments Risk The lack of an established, liquid secondary market for a certain portion of the Fund’s investments may have an adverse effect on the market value of the Fund’s investments and the Fund’s ability to dispose of them. Additionally, certain investments may be subject to certain transfer restrictions that may also contribute to illiquidity. Further, Fund assets that are typically traded in a liquid market may become illiquid if the applicable trading market tightens. Therefore, no assurance can be given that the Fund can dispose of a particular investment at its prevailing fair value. A portion of the Fund’s investments may consist of securities that are subject to restrictions on resale by the Fund because they were acquired in a "private placement" or similar transaction or because the Fund is deemed to be an affiliate of the issuer of such securities. The Fund will be able to sell such securities only under applicable securities laws, which may permit only limited sales under specified conditions or subject the Fund to additional potential liability.

Semi-Annual Report | June 30, 2020	59

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Medium and Small Capitalization Company Risk Some issuers of the Fund’s investments may be medium or small capitalization companies which may be newly formed or have limited product lines, distribution channels, and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. The Fund does not maintain a policy limiting its ability to invest in medium or small capitalization companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Sub-Adviser to sell at times and at prices that the Sub-Adviser believes appropriate, and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth, and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Mezzanine Securities Risk Most of the Fund’s mezzanine securities and other investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the securities and other investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms may not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.

Non-Performing Loans Risk The Fund’s investments are expected to include investments in non-performing and sub-performing loans which often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks, and returns on such investments may not be realized for a considerable period of time.

Secured Debt Risk Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Structured Products Risk The Fund may invest in Collateralized Debt Obligations (“CDOs”) and other structured products, consisting of Collateralized Bond Obligations, Collateralized Loan Obligations (“CLOs”) and credit-linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Certain structured products may be thinly traded or have a limited trading market. CLOs and credit-linked notes are typically privately offered and sold.

60	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Notes to Consolidated Financial Statements

June 30, 2020 (Unaudited)

Subordinated and Unsecured or Partially Secured Loans Risk The Fund may invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

Swaps Risk The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Fund to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps are also subject to non-correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Valuation of Private Investments While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in private investments (including Private Corporate Debt Investments) are not publicly traded. The fair value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Fund will value these investments at fair value as determined in good faith by the Board, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments, including certain Private Corporate Debt Investments, will be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant management judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The Fund has retained the services of one or more independent service providers to review the valuations of these securities. The types of factors that the Board may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities including such factors as yield, maturity and measures of credit quality, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. The Fund’s net asset value could be adversely affected if the Board’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such securities.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.

As outlined in the Fund’s Quarterly Repurchase Offer Notice dated June 29, 2020, the Fund offered to repurchase up to 5% of its outstanding shares (the “Repurchase Offer”) at the net asset value of such shares on August 5, 2020 (the “Repurchase Date”). The repurchase requests received by the Fund by the Repurchase Date exceeded the number of shares subject to the Repurchase Offer and as such, the Fund determined to repurchase shares on a pro rata basis. Accordingly, the Fund repurchased approximately 69.18% of the total number of shares tendered for repurchase which resulted in 930,858 repurchased shares for $21,139,969.

Management has determined that there were no other subsequent events to report through the issuance of these consolidated financial statements.

Semi-Annual Report | June 30, 2020	61

Griffin Institutional Access Credit Fund	Dividend Reinvestment Policy

June 30, 2020 (Unaudited)

The Fund will operate under a dividend reinvestment policy administered by DST Systems, Inc. (“Transfer Agent”) Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should notify the Transfer Agent in writing at Griffin Institutional Access Credit Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Transfer Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at Griffin Institutional Access Credit Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 1-888-926-2688.

62	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Approval of Investment Advisor and Sub-Advisor Agreements

June 30, 2020 (Unaudited)

Trustees Consideration and Approval of Continuation of Advisory Agreement with Griffin Capital Credit Advisor, LLC

Griffin Capital Credit Advisor, LLC (the “Adviser”) supervises the investments of the Fund pursuant to an Investment Advisory Agreement. At a meeting of the Fund’s Board of Trustees on March 10, 2020 the Trustees approved the continuation of the Investment Advisory Agreement for a one-year term. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided by the Adviser; (iv) the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (v) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Adviser to the Trustees containing information about the advisory firm and its business. The memorandum provided information about the Adviser’s finances, personnel, services to the Fund, investment advice, fees, and compliance program. It also contained information on Fund expenses, including comparative expense ratio information for other investment companies with strategies similar to the Fund. The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision. The Independent Trustees were assisted by counsel throughout the Management Agreement review process. The Board relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement.

(i) The nature, extent, and quality of the services provided by the Adviser. The Trustees evaluated the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s compliance programs, policies, and procedures; the financial condition of the Adviser; and the level of commitment to the Fund and the Adviser by the principals of the Adviser. The Trustees considered the responsibilities of the Adviser under the Management Agreement and reviewed the services provided to the Fund, including, without limitation, the Adviser’s procedures for implementing the Fund’s strategy and assuring compliance with the Fund’s investment objectives and limitations, coordination of services for the Fund among the Fund’s service providers, expertise and experience. The Trustees noted that the Adviser seeks to achieve the Fund’s investment objective to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets, by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations, and other fixed-income and fixed-income related securities. The Trustees reviewed the balance sheet of the Adviser and discussed the financial stability and profitability of the firm. The Trustees noted that the Fund’s principal officers are personnel of the Adviser, and its affiliates serve the Fund without additional compensation. The Board noted that the depth of experience of the personnel of the Adviser. After reviewing the foregoing information and other information in the Adviser’s Memorandum (e.g., the Adviser’s Form ADV and descriptions of the Adviser’s business and compliance program), the Board concluded that the nature, extent, and quality of the services provided by the Adviser to the Fund were satisfactory.

(ii) The investment performance of the Fund and the Adviser. The Trustees noted the Fund’s positive performance since its inception. The Board acknowledged that the Fund outperformed both the S&P/LSTA Leveraged Loan Index and the Barclays Capital US Aggregate Bond Index for the since inception through January 31, 2020 period. The Board also noted that the Fund underperformed certain of the funds in its peer group for the since inception through January 31, 2020 period. The Trustees further noted that certain of the funds in the peer group that it underperformed related significantly to certain of the peer funds’ focus on public credit investments versus the Fund’s mix of private and public credit investments. In addition, the Board noted that the Fund had provided better risk-adjusted returns than certain of the funds in the peer group, since inception and more recently. After reviewing the Fund’s performance and other factors, the Board concluded that it was satisfied with the performance of the Fund.

(iii) The costs of the services to be provided by the Adviser. The Trustees evaluated the current and projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other peer funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the base management fee was higher than certain of the peer funds, but noted that it was important to consider the entire expense ratio in the comparison. In that regard, they noted that the net expense ratio was below the average of the peer group. The Trustees noted that some funds in the peer group also charged a performance fee in addition to their management fee, which would likely make the aggregate fee paid to the investment advisers of certain of the peer funds higher than the fee paid by the Fund to the Adviser in certain circumstances. The Board considered that certain other peer funds also utilized less laborious strategies.

Semi-Annual Report | June 30, 2020	63

Griffin Institutional Access Credit Fund	Approval of Investment Advisor and Sub-Advisor Agreements

June 30, 2020 (Unaudited)

The Trustees noted that the Adviser had agreed to an Expense Limitation Agreement, which was still in effect, that limits the Fund’s annual operating expenses. They further noted that Fund expenses have continued to exceed the limitation amount and, thus, the Adviser has continued to waive some of its management fee. The Trustees also considered potential benefits for the Adviser in managing the Fund. Further, the Trustees noted that, to date, the Adviser had absorbed most of the Fund’s operating expenses, the majority of which could not be recouped.

Following further consideration and discussion of the foregoing, the Board concluded that the fee paid to the Adviser by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Adviser and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv) The profits to be realized by the Adviser and its affiliates from the relationship with the Fund. The Trustees reviewed the Adviser’s profitability analysis in connection with its management of the Fund, and noted that the Adviser had not earned a profit and had paid most of the Fund’s operating expenses. The Board concluded that the Adviser’s profitability was not excessive.

(v) The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that the Fund’s fee arrangement with the Adviser involved both the management fee and an Expense Limitation Agreement. The Trustees noted that, while the management fee remains the same at all asset levels, the Fund’s shareholders continue to benefit from the Fund’s expense limitation arrangement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the arrangement and the Adviser begins receiving its full fee. The Trustees also noted that the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser. Following further discussion of the Fund’s current and projected asset levels, expectations for growth, and fee levels, the Board determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and that the Expense Limitation Agreement has provided savings for the benefit of the Fund’s investors.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for the Fund.

Trustees Consideration and Approval of Continuation of Sub-Advisory Agreement with BCSF Advisors, LP.

BCSF Advisors, LP (“BCSF”) provides ongoing research, opinions and recommendations regarding the Fund’s investment portfolio pursuant to an Investment Sub-Advisory Agreement. BCSF is an affiliate of Bain Capital Credit, LP. At a meeting of the Fund’s Board of Trustees on March 10, 2020, the Trustees approved the continuation of the Investment Sub-Advisory Agreement for a one-year term. In considering whether to approve the Investment Sub- Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by BCSF; (ii) the investment performance of the Fund and BCSF; (iii) the costs of the services provided by BCSF; (iv) the profits to be realized by BCSF and its affiliates from the relationship with the Fund; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for benefit of the Fund’s investors. In deciding on whether to approve the renewal of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i) The nature, extent, and quality of the services provided by BCSF. The Trustees evaluated BCSF’s staffing, personnel, and methods of operating; the education and experience of BCSF’s personnel; BCSF’s compliance program, policies, and procedures; the financial condition of BCSF; and the level of commitment to the Fund and BCSF by the principals of BCSF. The Trustees discussed the financial stability of the firm. The Trustees considered the responsibilities of BCSF under the Investment Sub-Advisory Agreement and reviewed the services provided to the Fund including, without limitation, BCSF’s procedures for implementing the Fund’s strategy and assuring compliance with the Fund’s investment objectives and limitations, subject to the oversight of the Adviser. The Trustees noted that BCSF supports the Adviser in seeking to achieve the Fund’s investment objective to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets, by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations, and other fixed-income and fixed-income related securities. The Board also noted that BCSF provided services to the Fund’s special purpose vehicles to invest in NPLs and participate in total return swaps. After reviewing the foregoing information and further information in the Sub-Adviser’s Memorandum (e.g., BCSF’s Form ADV and descriptions of BCSF’s business and compliance program), the Board concluded that the nature, extent, and quality of the services provided by BCSF were satisfactory.

64	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Approval of Investment Advisor and Sub-Advisor Agreements

June 30, 2020 (Unaudited)

(ii) The investment performance of the Fund and BCSF. The Trustees discussed the performance of the Fund. The Trustees noted the Fund’s continued positive performance in the period since inception and recalled their deliberations relating to the Adviser. The Board noted that Adviser continued to be satisfied with BCSF’s performance and the data provided. After reviewing these considerations, the Board concluded that the investment performance of BCSF was satisfactory.

(iii) The costs of the services to be provided by BCSF. The Trustees evaluated the overall expenses of the Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Trustees also considered potential benefits for BCSF in managing the Fund. The Trustees noted that the Adviser paid the fee to BCSF out of its management fee, agreeing that, accordingly, the Fund’s overall management fee and expenses was the appropriate vehicle to compare to other funds. The Board recalled their deliberations relating to the Adviser’s cost of services. The Trustees also considered the sub-advisory fee being charged to the Fund compared to other accounts managed by BCSF that had substantially similar strategies noting that the fee charged to the Fund was lower in some cases than that charged to the other accounts and higher in other cases. The Trustees determined that the differences in the structure and regulatory requirements between the Fund and the other accounts made any differences in the fees charged by BCSF reasonable. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to BCSF by the Fund were fair and reasonable in relation to the nature and quality of the services provided by BCSF and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv) The profits to be realized by BCSF and its affiliates from the relationship with the Fund. The Trustees reviewed BCSF’s profitability analysis in connection with its management of the Fund, and noted that the profit earned by BCSF from its relationship with the Fund was not unreasonable. The Board concluded that BCSF’s profitability was not excessive.

(v) The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for benefit of the Fund’s investors. The Trustees considered that the Fund’s fee arrangements with BCSF and noted that the sub-advisory fee contained break points, which caused the Adviser to pay lower fees to BCSF based on higher asset levels. Following further discussion of the Fund’s current and projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by BCSF.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement with BCSF.

Semi-Annual Report | June 30, 2020	65

Griffin Institutional Access Credit Fund	Additional Information

June 30, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the Securities and Exchange Commission’s (“SEC”) website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at https://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov. Prior to May 30, 2019, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at http://www.sec.gov and may also be reviewed at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

66	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Credit Fund	Service Providers

June 30, 2020 (Unaudited)

Investment Adviser

Griffin Capital Credit Advisor, LLC

Griffin Capital Plaza, 1520 East Grand Avenue, El Segundo, CA 90245

Investment Sub-Adviser

BCSF Advisors, LP

200 Clarendon Street, 37th Floor Boston, MA 02116

Administrator

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000, Denver, CO 80203

Custodian

Bank of New York Mellon Trust Company, National Association

601 Travis Street, 16th Floor, Houston, TX 77002

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000, Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Boston, MA 02210

Legal Counsel

Greenberg Traurig, LLP

Terminus 200, 3333 Piedmont Road NE, Suite 2500, Atlanta, GA 30305

Transfer Agent and DRIP Administrator

DST Systems, Inc.

330 W 9th Street, Kansas City, MO 64105

Semi-Annual Report | June 30, 2020	67

Griffin Institutional Access Credit Fund	Privacy Policy

June 30, 2020 (Unaudited)

NOTICE OF PRIVACY POLICY AND PRACTICES

The Griffin Institutional Access Credit Fund (the “Fund”) is committed to maintaining the confidentiality, integrity, and security of your nonpublic personal information (“NPI”). When you provide personal information, the Fund believes that you should be aware of policies utilized to protect the confidentiality of that information. The Fund needs to share your NPI to conduct everyday business. The following information is intended to help you understand what NPI we collect, how we protect your NPI from unauthorized access and why the Fund may share your NPI with other affiliated and non-affiliated parties.

The Fund collects the following nonpublic personal information about you:

●	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

●	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

How does the Fund protect your nonpublic personal information?

To protect your personal information from unauthorized access and use, the Fund maintains physical, electronic and procedural safeguards that comply with applicable federal and state standards to guard your NPI. These measures include computer safeguards and secured files and buildings.

What does the Fund do with your personal information?

The Fund does not permit use of your personal information for any joint marketing or non-business purpose. Further, the Fund does not permit the disclosure of your personal information to non-affiliated parties for marketing purposes. The Fund may, however, disclose your personal information to comply with regulatory requirements, court orders or other legal requirements.

Affiliated Parties

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated parties, except as permitted by applicable law or regulation and as described herein. The Fund may, for example, share NPI with personnel of the Fund’s investment adviser and affiliated broker-dealer which also serves as the Fund’s exclusive wholesale marketing agent. The Fund shares NPI with its affiliates for business purposes only in an effort to service your account(s) which includes, but is not limited to, assisting in processing your transactions, inquiring about your transactions and experience, sending you shareholder reports and other information about the Fund or to otherwise provide the applicable service and maintain your account(s). The Fund’s affiliated parties that receive your NPI are required to protect your NPI, provide it only to personnel who need and use it solely for the purpose for which they received it. The Fund and its affiliated parties that receive your NPI maintain physical, electronic and procedural safeguards that comply with applicable federal and state standards to guard your NPI.

Non-Affiliated Parties

The Fund does not disclose any nonpublic personal information about our current or former shareholders to non-affiliated third parties, except as permitted by applicable law or regulation and as described herein. The Fund may share NPI with non-affiliated service providers and their employees, including the Fund’s administrator, transfer agent, distributor, proxy solicitors and legal counsel, among others. The Fund shares NPI with its non-affiliated service providers to service your account(s) including, but not limited to, processing your transactions, sending you shareholder reports and other information about the Fund or to otherwise provide the applicable service and maintain your account(s). These non-affiliated service providers are required to protect your NPI and use it solely for the purpose for which they received it. The non-affiliated service providers are required to maintain physical, electronic and procedural safeguards that comply with applicable federal and state standards to guard your NPI.

68	1.888.926.2688 | www.griffincapital.com

18191 Von Karman Avenue
Suite 300
Irvine, CA 92612

949.270.9300
www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency		

This material must be accompanied or preceded by a prospectus.

Griffin Capital Securities, LLC, Member FINRA/SIPC, is the exclusive wholesale marketing agent for Griffin Institutional Access Credit Fund. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Griffin Institutional Access Credit Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

© 2020 Griffin Institutional Access Credit Fund. All rights reserved.

GCC000476 | Exp. 08.31.21

CF-IU86554W (0820)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable to the Fund.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Item 13(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	September 3, 2020

By (Signature and Title)

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	September 3, 2020